Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.8%)
Alabama (1.1%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	3,000	3,100
Birmingham AL GO	5.000%	3/1/37	2,500	2,772
Birmingham AL GO	5.000%	3/1/40	3,000	3,553
Birmingham AL GO	5.000%	3/1/45	4,050	4,773
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	19,490	22,119
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	3,000	3,199
Houston County AL Health Care Authority
Revenue	5.000%	10/1/30	6,785	7,932
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,944
Jefferson County AL Revenue	5.000%	9/15/31	7,500	9,175
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,334
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,458
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,758
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	29,119
1 Jefferson County AL Sewer Revenue, 6.500%
coupon rate effective 10/1/2023	0.000%	10/1/38 (4)	7,500	7,439
Lower AL Gas District Gas Project Revenue
PUT	4.000%	12/1/25	9,000	10,231
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	3,230
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,284
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	1,105	1,215
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project)	5.250%	5/1/44	10,000	11,689
UAB Medicine Finance Authority Alabama
Revenue	5.000%	9/1/31	575	751
UAB Medicine Finance Authority Alabama
Revenue	5.000%	9/1/32	1,800	2,331
UAB Medicine Finance Authority Alabama
Revenue	5.000%	9/1/33	1,865	2,405
UAB Medicine Finance Authority Alabama
Revenue	5.000%	9/1/34	1,000	1,289
UAB Medicine Finance Authority Alabama
Revenue	5.000%	9/1/35	1,000	1,285
UAB Medicine Finance Authority Alabama
Revenue	5.000%	9/1/41	1,845	2,218
				187,603
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,486
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,848

Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,847
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	420	421
				18,602
American Samoa (0.0%)
American Samoa Economic Development
Authority Revenue	7.125%	9/1/38	3,000	3,431

Arizona (1.2%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/43	3,000	3,676
Arizona COP	5.000%	10/1/25	13,500	16,499
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,819
Arizona Industrial Development Authority
Education Revenue (Academies of Math &
Science Project)	5.000%	7/1/49	1,610	1,808
Arizona Industrial Development Authority
Education Revenue (Academies of Math &
Science Project)	5.000%	7/1/54	2,500	2,786
Arizona Industrial Development Authority
Revenue (Doral Academy of Nevada)	5.000%	7/15/39	1,325	1,480
Arizona Industrial Development Authority
Revenue (Doral Academy of Nevada)	5.000%	7/15/49	1,675	1,850
Arizona Industrial Development Authority
Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	400	450
Arizona Industrial Development Authority
Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	777
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/44 (15)	1,250	1,374
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/49 (15)	1,375	1,655
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/54 (15)	2,000	2,394
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/58 (15)	1,500	1,783
Chandler AZ Industrial Development Authority
Revenue (Intel Corp.) PUT	5.000%	6/3/24	40,035	46,294
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,387
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,702
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,076
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,878
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/33	250	277
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/38	750	822
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/48	2,430	2,638

Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	5.000%	7/1/54	1,650	1,973
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	5.000%	7/1/54	2,500	2,785
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/38	1,600	1,927
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/33	1,000	1,225
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/34	1,260	1,540
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	1,700	2,073
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	2,205	2,683
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/44	4,500	5,172
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/49	6,000	6,845
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/49	7,000	8,568
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	6,882
Pima County AZ Community College District
Revenue	4.000%	7/1/37	1,000	1,161
Pima County AZ Community College District
Revenue	4.000%	7/1/38	1,000	1,157
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.125%	6/15/29	3,650	3,759
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/47	8,650	8,961
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/49	1,235	1,319
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/52	2,150	2,285
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/52	3,365	3,482
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,520
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	21,435
Tempe AZ Industrial Development Authority
Revenue (Friendship Village of Tempe
Project)	5.000%	12/1/50	1,600	1,781
Tempe AZ Industrial Development Authority
Revenue (Friendship Village of Tempe
Project)	5.000%	12/1/54	2,000	2,221
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	4.000%	8/1/38	1,500	1,708
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.200%	6/3/24	2,100	2,171
				212,058

Arkansas (0.1%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	4.000%	12/1/44	620	687
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/47	6,025	7,403
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,821
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,886
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,633
				17,430
California (9.2%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	776
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	3,750	4,317
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	3,850	4,688
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	2,210	2,682
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,708
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	15,420	18,339
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	12,054
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/43 (4)	5,000	6,008
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/49 (4)	1,000	1,193
3 California Community Housing Agency Essential
Housing Revenue (Serenity at Larkspur)	5.000%	2/1/50	10,000	11,787
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	2,620	3,127
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	3,485	5,497
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	5,000	8,035
California Enterprise Development Authority
Lease Revenue (Riverside County Library
Facilities Project)	4.000%	11/1/49	900	1,021
California GO	5.000%	4/1/25	9,650	11,672
California GO	5.000%	9/1/29	4,565	4,857
2 California GO	5.000%	10/1/30	12,600	14,947
California GO	5.000%	4/1/32	8,000	10,541
California GO	5.250%	8/1/32 (4)	3,500	4,983
California GO	6.000%	3/1/33	3,000	3,012
California GO	5.000%	4/1/33	5,000	6,568
California GO	3.000%	10/1/33	10,030	11,205
California GO	5.000%	8/1/34	11,790	14,196
California GO	4.000%	11/1/34	5,010	5,900
California GO	5.000%	4/1/36	9,375	10,871
California GO	4.000%	9/1/37	1,470	1,687

California GO	5.000%	2/1/43	2,100	2,333
California GO	5.000%	11/1/43	12,500	14,220
California GO	5.000%	4/1/49	2,940	3,728
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	5,000	5,388
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,912
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,497
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	3,218
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	6,295
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,544
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	3,000	3,535
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/25	20,000	24,455
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	12,000	12,336
2 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	18,000	21,470
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,323
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/28	430	498
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/38	840	994
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/48	1,150	1,338
California Municipal Finance Authority Revenue	4.000%	12/31/47 (4)	8,000	8,830
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/28	1,135	1,291
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/29	1,390	1,575
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,234
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	5,665	6,674
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,847
California Municipal Finance Authority Revenue
(Healthright 360)	5.000%	11/1/39	1,775	2,087
California Municipal Finance Authority Revenue
(Healthright 360)	5.000%	11/1/49	2,575	2,962
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/47	4,565	5,200
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/47	3,900	4,529

California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	3,649
California Municipal Finance Authority Special
Facilities Revenue (United Airlines Inc.)	4.000%	7/15/29	10,000	11,775
California Public Works Board Lease Revenue	5.000%	10/1/26	360	455
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	6,237
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	10,000	11,230
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,865
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,230
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	10,782
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/31	10,305	11,937
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	9,958
California State University Systemwide Revenue	4.000%	11/1/38	5,560	6,269
California State University Systemwide Revenue	4.000%	11/1/45	2,750	3,055
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,211
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	10,202
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,389
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/48	3,000	3,356
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.250%	7/1/39	2,550	3,026
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.250%	7/1/49	4,200	4,913
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.250%	7/1/52	1,450	1,690
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	16,630	22,374
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,535
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	3,370	4,534
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	15,650	18,003
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	18,125	20,594
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/44	10,000	11,330
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	3,000	3,386

California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	13,555
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/58	20,000	23,764
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/26	1,120	1,375
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	2,650	3,091
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,269
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	659
East Side California Union High School District
Santa Clara County GO	3.000%	8/1/32 (4)	3,865	4,154
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,897
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,937
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,727
Elk Grove CA Unified School District GO	4.000%	8/1/46	25,135	28,004
Fairfield CA Community Facilities District No.
2016-1 Special Tax	5.000%	9/1/39	500	620
Fairfield CA Community Facilities District No.
2016-1 Special Tax	5.000%	9/1/44	1,000	1,223
Fairfield CA Community Facilities District No.
2016-1 Special Tax	5.000%	9/1/49	1,600	1,945
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,320
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,848
1 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.850% coupon
rate effective 1/15/2024	0.000%	1/15/42	6,000	6,527
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	10,000	8,997
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,358
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	10,000	11,869
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,100	17,892
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,387
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	2,000	2,290
Hayward CA Unified School District GO	4.000%	8/1/43 (15)	18,500	21,351
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	3,500	4,010
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/49	1,000	1,178
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	3/1/57	7,285	8,516
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,945

Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,649
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,379
Long Beach CA Unified School District GO	5.000%	8/1/35	7,225	8,934
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,200	1,466
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,300	1,583
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,550	1,882
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,070	1,296
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/34	2,500	2,827
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,750	2,112
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,750	2,052
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,820	2,193
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/36	1,500	1,688
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	6,000	6,959
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	10,000	11,894
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	18,265	23,110
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	1,355	1,623
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,744
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	8,275	9,520
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	6,345	7,265
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	2,575	2,958
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,255
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/36	750	848
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	9,425	10,556
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	8,960
3 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/45	3,700	4,793
3 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/49	3,500	4,523
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	4,230	4,932
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	4,130	2,912
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	1,100	1,255
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,351

Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,356
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,190
Oakland CA Unified School District GO	4.000%	8/1/33 (4)	4,365	5,103
Palmdale CA School District GO	3.000%	8/1/49	11,000	11,331
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	6,514
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,503
Palomar Pomerado Health California GO	7.000%	8/1/38 (12)	10,740	15,170
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	4,184
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,476
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,949
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,937
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,723
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,517
Pomona CA Unified School District GO	4.000%	8/1/45 (4)	3,640	4,118
Port of Oakland California Revenue	5.000%	5/1/29	10,000	10,845
Port of Oakland California Revenue	5.125%	5/1/31	2,000	2,096
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,700	4,490
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,460	2,978
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,965	3,575
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,298
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,673
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,155	2,461
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	13,000	7,031
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	6,500	3,397
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	11,000	11,000
Roseville CA Joint Union High School District
GO	4.000%	8/1/45	10,000	11,239
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	442
Sacramento County CA Airport Revenue	5.000%	7/1/31	2,000	2,515
Sacramento County CA Airport Revenue	5.000%	7/1/34	5,675	7,074
Sacramento County CA Airport Revenue	5.000%	7/1/36	6,000	7,441
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,525	3,061
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	7,254
San Bernardino County CA Medical Center COP	7.000%	8/1/20 (ETM)	12,180	12,552
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	29,029
San Diego CA Tobacco Settlement Funding
Corp. Revenue	4.000%	6/1/32	1,195	1,293
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	12,377
San Diego CA Unified School District GO	4.000%	7/1/47	15,220	17,507
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,360	1,685
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,400	1,730

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,231
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	500	614
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,000	1,280
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	1,000	1,225
San Diego County CA Regional Airport Authority
Revenue	4.000%	7/1/44	3,000	3,429
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	2,750	3,302
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/49	2,500	3,105
San Francisco CA City & County International
Airport Revenue	5.000%	1/1/25	2,000	2,367
San Francisco CA City & County International
Airport Revenue	5.000%	1/1/26	3,000	3,654
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	9,970	12,542
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	645	700
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,282
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/36	10,000	12,723
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,852
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/45	5,750	7,144
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	5,000	5,976
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/49	30,000	37,071
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/50	17,500	21,594
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,592
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	3.000%	8/1/21	4,500	4,591
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/23	2,000	1,753
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/26	3,000	2,271
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/31	6,000	3,533

4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/43	9,000	2,885
San Francisco CA County Transportation
Authority Sales Tax Revenue	3.000%	2/1/34	1,675	1,792
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,639
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,082
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,440
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,864
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,910	14,484
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,519
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,835
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,830
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,827
San Jose CA Airport Revenue	5.000%	3/1/35	2,520	3,064
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,705
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	3,043
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,890
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,134
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	6,030	6,893
San Rafael CA Elementary School District GO	4.000%	8/1/47	5,000	5,780
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	12,767
Santa Clarita CA Community College District
GO	3.000%	8/1/49	1,250	1,301
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,754
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/31 (15)	1,000	1,148
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/23 (Prere.)	6,200	7,413
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	7,228
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	11,901
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	8,255	9,226
University of California Revenue	4.000%	5/15/34	5,000	5,558
University of California Revenue	5.000%	5/15/43	12,500	15,652
University of California Revenue	5.000%	5/15/43	3,915	4,888
University of California Revenue	5.000%	5/15/46	2,425	2,933
University of California Revenue	4.000%	5/15/47	20,000	22,738
University of California Revenue	5.000%	5/15/58	15,185	18,691
University of California Revenue	5.250%	5/15/58	8,000	10,027
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,800	3,106

Washington Township CA Health Care District
Revenue	4.000%	7/1/37	1,265	1,387
Washington Township CA Health Care District
Revenue	5.000%	7/1/42	2,800	3,303
Washington Township CA Health Care District
Revenue	4.125%	7/1/47	5,000	5,419
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	21,050
				1,580,337
Colorado (2.8%)
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,205
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,908
Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,051
Aviation Station CO North Metropolitan District
No. 2 GO	4.000%	12/1/29	500	522
Aviation Station CO North Metropolitan District
No. 2 GO	5.000%	12/1/39	750	810
Aviation Station CO North Metropolitan District
No. 2 GO	5.000%	12/1/48	1,850	1,987
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28	500	513
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38	600	657
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,303
Broadway Station CO Metropolitan District No. 2
GO	5.000%	12/1/35	1,460	1,579
Broadway Station CO Metropolitan District No. 2
GO	5.125%	12/1/48	5,250	5,663
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,052
Castle Oaks CO Metropolitan District GO	4.000%	12/1/40 (15)	2,000	2,263
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	750	768
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,475	1,548
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	1,920	2,057
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/29	17,265	18,684
Colorado Building Excellent Schools COP	4.000%	3/15/30	6,000	7,104
Colorado Building Excellent Schools COP	4.000%	3/15/37	1,865	2,182
Colorado Building Excellent Schools COP	4.000%	3/15/38	2,500	2,913
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,787
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,914
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,658
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,855
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	4.000%	11/15/38	6,830	7,920
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/33	3,500	4,394
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/34	3,000	3,758
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/37	1,500	1,710

Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/38	1,750	1,990
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/39	1,625	1,841
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/39	4,000	4,934
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/44	16,495	20,191
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/49	12,000	13,335
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	4.000%	11/1/39	3,630	4,145
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	11/9/22 (Prere.)	4,580	5,079
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	1/1/23 (Prere.)	1,000	1,122
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/31	1,400	1,561
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,527
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	8,298
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	4.000%	1/1/40	7,500	8,669
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	3,650	4,025
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/51	6,455	7,102
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	7,000	7,682
Copperleaf CO Metropolitan District No. 4 GO	5.000%	12/1/39	775	832
Copperleaf CO Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,586
Cottonwood Highlands CO Metropolitan District
No. 1 GO	5.000%	12/1/49	900	966
Denver CO City & County Airport Revenue	5.000%	11/15/28	7,610	9,573
Denver CO City & County Airport Revenue	5.000%	12/1/30	7,280	9,466
Denver CO City & County Airport Revenue	4.000%	12/1/33	20,000	23,158
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	9,037
Denver CO City & County Airport Revenue	5.000%	12/1/48	20,000	24,320
Denver CO City & County Airport Revenue
(United Airlines Inc. Project)	5.000%	10/1/32	7,000	7,696
Denver CO City & County COP	4.000%	6/1/48	3,505	3,857
Denver CO City & County Dedicated Tax
Revenue	5.000%	12/1/43	3,250	3,980
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/48	3,000	3,568
Denver CO Urban Renewal Authority Revenue	5.250%	12/1/39	3,000	3,228
DIATC CO Metropolitan District GO	5.000%	12/1/39	1,245	1,350
DIATC CO Metropolitan District GO	5.000%	12/1/49	2,000	2,147
Douglas County CO School District GO	5.000%	12/15/30	6,000	7,837
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	27,422
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	12,000	11,037
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,610	17,785

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,045	7,997
Erie Commons CO Metropolitan District No. 2
GO	6.950%	12/15/54	3,100	3,136
Hunters Overlook CO Metropolitan District No. 5
GO	5.000%	12/1/39	900	974
Hunters Overlook CO Metropolitan District No. 5
GO	5.000%	12/1/49	1,000	1,072
Larimer County CO School District No. R-1
Poudre GO	5.000%	12/15/39	5,425	6,894
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,027
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,054
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	538
Prairie Center CO Metropolitan District No. 3
Limited Property Tax Revenue	4.125%	12/15/27	2,500	2,611
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,105
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	18,865	19,196
Solaris CO Metropolitan District GO	3.750%	12/1/26	633	659
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	902
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,990
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	500	504
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	6,177
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,436
Southlands CO Metropolitan District GO	5.000%	12/1/37	1,615	1,857
Southlands CO Metropolitan District GO	5.000%	12/1/47	2,590	2,939
Southlands CO Metropolitan District GO	5.000%	12/1/47	325	369
STC CO Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,639
STC CO Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,631
Thornton CO COP	4.000%	12/1/39	6,000	6,880
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,782
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,657
3 Vauxmont CO Metropolitan District GO	5.000%	12/1/50 (4)	1,500	1,774
Vauxmont CO Metropolitan District GO	3.250%	12/15/50 (4)	7,250	7,616
Village at Dry Creek CO Metropolitan District
No. 2 GO	4.375%	12/1/44	1,875	1,953
Weld County CO School District No. 6 (Greeley)
GO	5.000%	12/1/32	6,300	8,337
Westminster CO Public School COP	5.000%	12/1/43 (4)	2,450	3,009
Westminster CO Public School COP	5.000%	12/1/48 (4)	6,000	7,317
				484,143
Connecticut (1.3%)
Connecticut GO	5.000%	2/15/25	6,400	7,657
Connecticut GO	5.000%	2/15/26	7,295	8,967
Connecticut GO	5.000%	2/15/27	8,680	10,876
Connecticut GO	5.000%	3/1/27	5,000	5,778
Connecticut GO	5.000%	4/15/28	2,250	2,890
Connecticut GO	4.000%	8/15/29	11,500	13,235
Connecticut GO	5.000%	6/15/31 (4)	10,010	11,929

Connecticut GO	5.000%	6/15/31 (15)	1,800	2,297
Connecticut GO	5.000%	11/15/31	1,550	1,854
Connecticut GO	5.000%	6/15/32 (15)	5,000	6,350
Connecticut GO	5.000%	6/15/33 (15)	1,800	2,275
Connecticut GO	5.000%	4/15/34	2,000	2,541
Connecticut GO	5.000%	9/15/34	3,000	3,760
Connecticut GO	5.000%	4/15/35	3,150	3,989
Connecticut GO	5.000%	9/15/35	4,275	5,344
Connecticut GO	5.000%	11/15/35	1,000	1,183
Connecticut GO	5.000%	4/15/36	2,300	2,902
Connecticut GO	5.000%	9/15/37	2,250	2,795
Connecticut GO	5.000%	6/15/38 (15)	1,500	1,869
Connecticut GO	5.000%	4/15/39	2,490	3,107
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	5.000%	9/1/53	2,600	2,850
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/31	3,790	4,927
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/32	3,980	5,158
Connecticut Health & Educational Facilities
Authority Revenue (Fairfield University)	4.000%	7/1/42	7,000	7,784
Connecticut Health & Educational Facilities
Authority Revenue (Griffin Health Obligated
Group)	5.000%	7/1/44	1,625	1,917
Connecticut Health & Educational Facilities
Authority Revenue (Griffin Health Obligated
Group)	5.000%	7/1/50	2,000	2,348
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,660	3,851
3 Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	4.000%	7/1/45	5,750	6,421
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,789
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,960
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,725	2,044
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/30	4,990	5,063
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,950
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	3,208
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/30	1,550	1,950
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/31	10,000	12,474
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31 (15)	5,830	7,162
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/36	4,000	4,817
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/37	10,000	12,238

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/38	8,865	10,803
Hamden CT Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,243
Harbor Point CT Infrastructure Improvement
District Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	8,090
University of Connecticut GO	5.000%	4/15/26	7,535	9,275
University of Connecticut GO	5.000%	2/15/32	1,040	1,231
University of Connecticut GO	5.000%	2/15/33	2,265	2,677
				231,828
Delaware (0.1%)
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/37	5,000	5,274
Millsboro DE Special Tax Revenue (Plantation
Lakes)	5.125%	7/1/38	3,000	3,309
				8,583
District of Columbia (2.0%)
District of Columbia GO	5.000%	6/1/37	3,035	3,835
District of Columbia GO	5.000%	10/15/44	16,500	20,849
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	6,035	7,201
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	4,098
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,183
District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,232
District of Columbia Income Tax Revenue	4.000%	3/1/40	17,000	19,911
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/39	800	986
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/49	1,275	1,540
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/54	1,140	1,365
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/32	1,000	1,096
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/37	815	886
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/42	1,350	1,456
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/52	3,000	3,224
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	3,120	3,202
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	3,045	3,127
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/29	640	726
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/39	1,420	1,559
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/49	3,080	3,339
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/56	3,255	3,505
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,789
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,760	9,100

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	7,500	9,545
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.000%	10/1/49	7,180	8,246
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/52	4,170	5,031
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/25	4,750	5,732
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/26	13,885	17,151
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	1,945	2,451
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	2,525	3,182
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	2,045	2,626
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	4,300	5,521
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	7,500	9,373
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	4,150	5,294
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,638
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	8,040	10,202
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/31	3,850	4,774
3 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/31	5,000	6,435
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/32	2,250	2,783
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/33	1,500	1,852
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/34	2,000	2,464
3 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/35	2,000	2,307
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,865	3,521
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	10,000	11,780
3 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/37	3,345	3,830
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/38	2,995	3,785
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	1,025	1,292
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,853
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	29,027
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/44	8,250	9,430

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/49	54,000	61,264
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/53	7,380	8,337
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	5,000	5,344
				352,279
Florida (6.1%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	20,000	23,195
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,952
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	7,780	8,564
Broward County FL Airport System Revenue	5.000%	10/1/26	2,000	2,465
Broward County FL Airport System Revenue	5.000%	10/1/26	1,155	1,423
Broward County FL Airport System Revenue	5.000%	10/1/27	2,660	3,336
Broward County FL Airport System Revenue	5.000%	10/1/27	1,275	1,599
Broward County FL Airport System Revenue	5.000%	10/1/28	2,330	2,974
Broward County FL Airport System Revenue	5.000%	10/1/28	1,980	2,527
Broward County FL Airport System Revenue	5.000%	10/1/29	1,600	2,075
Broward County FL Airport System Revenue	5.000%	10/1/29	2,725	3,534
Broward County FL Airport System Revenue	5.000%	10/1/35	3,500	4,440
Broward County FL Airport System Revenue	5.000%	10/1/36	3,500	4,427
Broward County FL Airport System Revenue	5.000%	10/1/39	5,105	6,393
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,348
Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	6,020
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,716
Broward County FL Airport System Revenue	5.000%	10/1/47	7,880	9,418
Broward County FL Port Facilities Revenue	4.000%	9/1/49	15,320	16,953
4 Broward County FL Port Facilities Revenue TOB
VRDO	1.190%	2/7/20	3,750	3,750
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,374
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,836
Capital Trust Agency Florida Educational
Facilities Revenue (Florida Charter
Educational Foundation Inc.)	5.375%	6/15/38	2,210	2,508
Capital Trust Agency Florida Educational
Facilities Revenue (Florida Charter
Educational Foundation Inc.)	5.375%	6/15/48	2,070	2,311
Capital Trust Agency Florida Educational
Facilities Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,296
Capital Trust Agency Florida Educational
Facilities Revenue (Franklin Academy Project)	5.000%	12/15/50	3,950	4,167
Capital Trust Agency Florida Educational
Facilities Revenue (Franklin Academy Project)	5.000%	12/15/55	2,845	2,981
Capital Trust Agency Florida Educational
Facilities Revenue (Imagine School at Land-
O-Lakes Project)	5.000%	12/15/39	640	751
Capital Trust Agency Florida Educational
Facilities Revenue (Imagine School at Land-
O-Lakes Project)	5.000%	12/15/49	1,255	1,446

Capital Trust Agency Florida Educational
Facilities Revenue (Imagine School at Land-
O-Lakes Project)	5.000%	12/15/54	1,075	1,227
Capital Trust Agency Florida Educational
Facilities Revenue (Renaissance Charter
School Inc. Project)	4.000%	6/15/29	2,415	2,520
Capital Trust Agency Florida Educational
Facilities Revenue (Renaissance Charter
School Inc. Project)	5.000%	6/15/39	6,610	7,050
Capital Trust Agency Florida Educational
Facilities Revenue (Renaissance Charter
School Inc. Project)	5.000%	6/15/49	6,035	6,399
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/37	1,765	1,914
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/46	3,275	3,532
Capital Trust Agency Florida Revenue (PCPT
Hamlin)	7.500%	6/1/48	4,000	4,327
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	7/1/52	1,600	1,467
Capital Trust Agency Florida Student Housing
Revenue (University Bridge LLC)	5.250%	12/1/43	1,000	1,095
Capital Trust Agency Florida Student Housing
Revenue (University Bridge LLC)	5.250%	12/1/58	2,500	2,702
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,585	2,998
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,937
Central Florida Expressway Authority Revenue	4.000%	7/1/41	7,500	8,423
East Central FL Regional Wastewater Treatment
Facilities Revenue	5.000%	10/1/44	11,190	13,699
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	35	36
3 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	4.000%	8/15/45	11,000	12,301
3 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	4.000%	8/15/50	8,000	8,895
Florida Board of Education Public Education
Revenue	5.000%	6/1/23	10,000	11,342
Florida Department of Transportation GO	4.000%	7/1/30	4,000	4,806
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/30	1,325	1,566
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,489
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	10,650	12,322
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/39	1,700	1,985
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/44	6,370	7,341
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/49	5,640	6,454
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	2,049

Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,138
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/29	5,740	7,150
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/34	8,695	10,676
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/42	20,500	24,682
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/47	10,000	11,952
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/52	9,000	10,703
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,154
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,344
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	7,095
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	8,074
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,435
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,483
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/33	11,450	14,170
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/38	1,000	1,129
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/29	375	424
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/39	580	648
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/49	825	909
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/54	825	902
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	803
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,598
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	7,110
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	13,980	15,812
4 Lee County FL Industrial Development Authority
Health Care Facility Revenue (The Preserve
Project)	5.750%	12/1/52	5,000	5,343
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,182
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,161
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,658
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,764
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/33	2,500	3,188
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/34	4,015	5,093
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/37	5,000	6,261
Martin County FL Health Facilities Authority
Revenue (Cleveland Clinic Health System)	4.000%	1/1/46	7,000	7,919
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22 (Prere.)	8,640	9,575

Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	15,900	16,038
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	19,000	19,171
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,200	2,413
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,843
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	3,000	3,457
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	8,885	10,192
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	8,095	9,249
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,856
Miami-Dade County FL Aviation Revenue	5.000%	10/1/49	7,500	9,260
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/22 (Prere.)	5,000	5,511
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/22 (Prere.)	6,280	6,922
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/22 (Prere.)	4,980	5,489
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/22 (Prere.)	7,215	7,952
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,030	5,539
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/32	11,860	13,705
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,095	33,607
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,869
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	18,935	22,852
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,550	1,801
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/29	1,005	1,161
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	1,975	2,274
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,639
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	925	946
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/47	3,155	3,752
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	3,970	4,114
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,966
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	9,875	10,082
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/39	2,610	3,165
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,863
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	1,969

Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,818
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	3,843
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,590
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,706
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,635	7,277
North Brevard County FL Hospital District
Revenue	5.000%	1/1/42	3,410	4,061
North Brevard County FL Hospital District
Revenue	5.000%	1/1/48	10,200	12,038
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,395	1,670
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,999
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/41	5,000	5,619
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,015	11,243
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/24 (Prere.)	2,000	2,382
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.150% coupon rate effective 10/1/2024	0.000%	10/1/31 (Prere.)	6,000	7,055
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.250% coupon rate effective 10/1/2024	0.000%	10/1/31 (Prere.)	7,540	8,911
Osceola County FL Transportation Revenue	0.000%	10/1/35	1,500	956
Osceola County FL Transportation Revenue	0.000%	10/1/39	2,245	1,216
Osceola County FL Transportation Revenue	0.000%	10/1/40	2,250	1,169
Osceola County FL Transportation Revenue	5.000%	10/1/44	3,250	4,026
Osceola County FL Transportation Revenue	5.000%	10/1/49	3,250	3,997
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,075
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,487
Palm Beach County FL Health Facilities
Authority Revenue (Lifespace Communities
Inc. Obligated Group)	5.000%	5/15/47	4,970	5,553
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,175	3,576
Pinellas County FL Educational Facilities
Authority Revenue (Academy Math &
Science)	5.000%	12/15/38	1,345	1,537
Pinellas County FL Industrial Development
Authority Revenue	5.000%	7/1/29	2,200	2,638
Pinellas County FL Industrial Development
Authority Revenue	5.000%	7/1/39	1,000	1,181
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,687
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,536

Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,396
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,622
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,295
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,407
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,291
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,639
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,253
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,136
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,241
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.000%	7/1/41	15,000	18,374
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	3.750%	11/15/25	5,300	5,315
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	5.500%	11/15/49	7,000	7,100
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	5.750%	11/15/54	3,000	3,042
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/42	19,565	23,592
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,185	8,241
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,702
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/55	2,300	2,612
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,485
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,007
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/46	8,500	10,094
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/37	5,860	6,813
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,910
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	17,500	19,770
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/47	7,050	8,460
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/48	4,500	5,472
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,740	6,796

University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,403
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/42	1,500	1,812
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	6,405	7,318
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/47	3,500	4,197
				1,054,488
Georgia (2.4%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	6,115	6,775
Atlanta GA Airport Passenger Facility Charge
Revenue	4.000%	7/1/34	6,250	7,356
Atlanta GA Airport Passenger Facility Charge
Revenue	4.000%	7/1/35	7,510	8,814
Atlanta GA Airport Revenue	4.000%	7/1/33	4,100	4,841
Atlanta GA Airport Revenue	4.000%	7/1/34	3,500	4,119
Atlanta GA Airport Revenue	4.000%	7/1/35	6,800	7,981
Atlanta GA Airport Revenue	4.000%	7/1/37	5,955	6,989
Atlanta GA Development Authority Senior
Healthcare Facilities Revenue (Georgia
Proton Treatment Center)	7.000%	1/1/40	3,000	3,252
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	3,000	3,572
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	4.000%	7/1/49	22,145	25,184
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/34	1,000	1,225
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/36	2,220	2,708
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/37	2,435	2,962
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/38	1,230	1,492
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,565	6,527
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,800
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	8,189
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/37	1,140	1,281
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/38	1,350	1,513
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/39	1,030	1,237

Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/42	5,805	6,885
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/47	8,500	10,006
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	5.000%	4/1/47	5,000	5,480
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	5.000%	4/1/54	3,000	3,267
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/36	4,050	4,473
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/42	8,800	9,646
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/26	1,205	1,407
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,712
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,581
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,728
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	7,028
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	780	991
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/34	1,250	1,558
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/35	1,750	2,347
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/43	9,500	11,491
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	25,000	27,386
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	500	550
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	19,615	22,108
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/26	9,000	10,390
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,490	7,789
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	2,000	2,401
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	520	624
Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	2,255	2,723
Municipal Electric Authority Georgia Revenue	4.000%	1/1/49	3,180	3,493
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	900	1,005
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,699
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49	32,540	38,202
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59	19,250	22,380

Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,720
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/49	250	273
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56	7,250	8,524
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63	11,500	13,445
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/48	6,250	7,373
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59	6,025	7,034
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/31	435	499
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/46	11,655	13,975
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	22,792
White County GA Development Authority
Revenue (Truett-McConnell University
Project)	5.125%	10/1/39	1,635	1,699
White County GA Development Authority
Revenue (Truett-McConnell University
Project)	5.250%	10/1/49	3,440	3,556
				418,057
Guam (0.3%)
Guam Business Privilege Tax Revenue	5.000%	11/15/28	125	146
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	2,000	2,347
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/31	3,465	3,659
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/32	6,000	6,332
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	5,500	6,346
Guam Government Business Privilege Tax
Revenue	5.000%	12/1/33	2,635	3,108
Guam Government Business Privilege Tax
Revenue	4.000%	11/15/39	1,775	1,884
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	1,200	1,367
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/42	2,720	2,851
Guam Government Limited Obligation Revenue	5.000%	12/1/46	1,000	1,150
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	5,500	6,276
Guam International Airport Authority Revenue	5.000%	10/1/22	1,000	1,092
Guam International Airport Authority Revenue	5.000%	10/1/23	825	931
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,362
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,474
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,583
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,771
				51,679
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/35	2,500	3,109
Hawaii Airports System Revenue	5.000%	7/1/43	11,750	14,309

Hawaii Airports System Revenue	5.000%	7/1/45	25,465	29,584
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,750	3,129
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,515	3,989
Hawaii GO	5.000%	8/1/28	7,085	8,054
Hawaii GO	5.000%	1/1/33	13,295	17,213
Hawaii GO	5.000%	1/1/37	5,000	6,409
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,091
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,093
Hawaii Pacific Health Revenue	5.500%	7/1/20 (Prere.)	7,000	7,130
Hawaii Pacific Health Revenue	5.750%	7/1/20 (Prere.)	2,365	2,411
				105,521
Idaho (0.1%)
4 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.750%	7/1/44	6,630	7,137
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/47	1,250	1,526
Idaho Housing & Finance Association (Compass
Public Charter School Inc.) Revenue	6.000%	7/1/39	370	436
Idaho Housing & Finance Association (Compass
Public Charter School Inc.) Revenue	6.000%	7/1/49	775	903
Idaho Housing & Finance Association (Compass
Public Charter School Inc.) Revenue	6.000%	7/1/54	570	659
				10,661
Illinois (8.7%)
Chicago IL Board of Education GO	0.000%	12/1/25	7,550	6,631
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	5,000	4,068
Chicago IL Board of Education GO	5.000%	12/1/30	9,555	11,794
Chicago IL Board of Education GO	5.000%	12/1/30	3,745	4,623
Chicago IL Board of Education GO	6.750%	12/1/30	4,000	5,302
Chicago IL Board of Education GO	5.000%	12/1/31	2,105	2,165
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	771
Chicago IL Board of Education GO	5.000%	12/1/31	1,600	1,967
Chicago IL Board of Education GO	5.000%	12/1/32	2,500	3,062
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	7,044
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	9,554
Chicago IL Board of Education GO	5.000%	12/1/33 (4)	1,000	1,227
Chicago IL Board of Education GO	5.000%	12/1/33	2,900	3,544
Chicago IL Board of Education GO	5.000%	12/1/34	5,540	6,044
Chicago IL Board of Education GO	5.000%	12/1/34 (4)	1,250	1,529
Chicago IL Board of Education GO	5.250%	12/1/35	6,480	7,335
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	21,887
Chicago IL Board of Education GO	5.500%	12/1/39	2,925	3,115
Chicago IL Board of Education GO	5.250%	12/1/41	350	371
Chicago IL Board of Education GO	7.000%	12/1/44	36,500	44,976
Chicago IL Board of Education GO	5.000%	12/1/46	5,000	5,832
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	17,852
Chicago IL Board of Education GO	7.000%	12/1/46	3,185	4,129
Chicago IL GO	5.000%	1/1/26	2,750	3,165
Chicago IL GO	4.750%	1/1/30 (4)	570	571
Chicago IL GO	0.000%	1/1/31	4,915	3,480
Chicago IL GO	5.500%	1/1/31	3,230	3,757
Chicago IL GO	5.000%	1/1/34	6,660	7,076
Chicago IL GO	5.000%	1/1/34	2,000	2,214
Chicago IL GO	5.000%	1/1/35	4,370	4,994

Chicago IL GO	5.000%	1/1/36	5,000	5,521
Chicago IL GO	5.000%	1/1/38	13,000	14,754
Chicago IL GO	6.000%	1/1/38	100	123
Chicago IL GO	5.500%	1/1/39	3,700	4,260
Chicago IL GO	5.000%	1/1/40	3,800	4,502
Chicago IL GO	5.500%	1/1/42	2,000	2,281
Chicago IL GO	5.000%	1/1/44	5,295	6,214
Chicago IL GO	5.500%	1/1/49	7,500	9,106
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,394
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,104
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,377
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,640
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,857
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,131
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,444
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	8,015
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	13,075
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	5,895
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,627
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,765	4,583
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/29	10,955	11,438
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,756
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	13,400	15,599
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	2,000	2,431
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	16,655
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	12,777
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,500	1,815
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	1,200	1,448
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,500	1,804
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,487
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	1,350	1,404
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	2,720	3,245
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	3,500	4,176
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,000	1,236
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,445
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	3,140	3,855
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	485	505
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/42	2,500	2,948
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	3,565	4,061
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/48	7,000	8,441
Chicago IL O'Hare International Airport Revenue	5.000%	7/1/48	5,000	5,907
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	8,125	9,619
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	4,500	5,243
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/53	8,000	9,592
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,184
Chicago IL Park District GO	4.000%	1/1/41 (15)	4,000	4,283
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	7,300	7,901
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,165
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,764
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,810
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,829
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,260
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,977
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,128
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,848

Cook County IL GO	5.000%	11/15/34	1,150	1,353
Cook County IL GO	5.000%	11/15/35	1,025	1,202
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/22 (Prere.)	1,500	1,642
Illinois Finance Authority Revenue (Benedictine
University)	5.000%	10/1/38	3,000	3,316
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,133
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,603
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	10,000	11,558
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	8,136
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	8,150	9,307
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,274
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,695	1,891
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/36	1,400	1,519
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/40	1,275	1,374
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	12,325	13,722
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/39	1,695	1,981
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/44	2,180	2,516
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/32	2,735	3,093
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/32	500	604
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/34	1,620	1,825
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/36	1,360	1,630
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/41	7,875	9,330
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/23 (Prere.)	1,335	1,512
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,250	9,806
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/47	1,155	1,270
Illinois Finance Authority Revenue (Friendship
Village Schaumburg)	5.000%	2/15/37	5,000	5,095
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	2,200	2,530
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.000%	11/1/35	2,250	2,496
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.000%	11/1/40	6,000	6,579
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.000%	11/1/49	5,500	5,958

Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/40	2,950	3,422
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	29,500	33,908
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/37	4,000	4,406
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/48	4,000	4,337
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,776
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,076
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,240
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,189
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	655	665
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,363
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	19,750	22,662
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	2,750	2,964
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,078
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	3,057
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/33	5,000	6,117
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/34	4,580	5,567
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/36	5,000	6,029
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,382
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,282
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/33	4,555	5,007
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/34	2,425	2,661
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	10,222
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	8,378
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,975
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/31	1,075	1,291
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/47	5,150	5,991
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/27	3,000	3,628
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/28	2,605	3,138

Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/29	5,850	7,036
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/32	3,500	4,085
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/33	1,695	1,975
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/35	1,000	1,161
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/36	1,250	1,449
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/37	1,265	1,461
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	3.250%	2/15/22	255	257
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	4.000%	2/15/27	785	823
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,254
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/44	1,250	1,538
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/49	1,705	2,084
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/51	1,000	1,216
Illinois GO	5.000%	2/1/20	19,750	19,750
Illinois GO	5.000%	11/1/20	15,000	15,407
Illinois GO	5.000%	3/1/21	3,560	3,695
Illinois GO	5.000%	8/1/21	8,000	8,408
Illinois GO	5.000%	3/1/22	6,600	7,045
Illinois GO	5.000%	5/1/22	1,150	1,234
Illinois GO	5.000%	8/1/22	15,475	16,723
Illinois GO	5.000%	12/1/22	9,500	10,366
Illinois GO	5.000%	2/1/23	6,000	6,554
Illinois GO	5.000%	3/1/23	6,165	6,566
Illinois GO	5.000%	8/1/23	13,850	15,336
Illinois GO	5.000%	3/1/24	5,050	5,378
Illinois GO	5.000%	8/1/24	13,660	14,722
Illinois GO	5.000%	11/1/24	8,000	9,101
Illinois GO	5.000%	2/1/25	2,270	2,540
Illinois GO	5.000%	3/1/25	3,130	3,333
Illinois GO	5.000%	8/1/25	3,000	3,233
Illinois GO	5.000%	2/1/26	7,000	8,226
Illinois GO	5.500%	7/1/26	5,845	6,536
Illinois GO	5.000%	11/1/26	11,390	13,482
Illinois GO	5.000%	12/1/26	1,610	1,921
Illinois GO	5.000%	10/1/27	8,000	9,673
Illinois GO	5.000%	11/1/27	10,000	12,019
Illinois GO	5.000%	2/1/28	10,000	11,901
Illinois GO	5.000%	10/1/28	6,000	7,359
Illinois GO	5.000%	11/1/28	2,600	3,070
Illinois GO	5.000%	5/1/29	6,125	6,834
Illinois GO	5.000%	5/1/29	10,000	12,092
Illinois GO	5.000%	10/1/29	3,000	3,648
Illinois GO	5.000%	11/1/29	3,000	3,570
Illinois GO	5.000%	10/1/30	2,500	3,024
Illinois GO	5.000%	1/1/33	3,490	3,671
Illinois GO	5.250%	2/1/33 (4)	6,200	6,991

Illinois GO	5.000%	3/1/33	1,000	1,056
Illinois GO	5.500%	7/1/33 (4)	3,350	3,743
Illinois GO	5.000%	10/1/33	10,745	12,888
Illinois GO	4.000%	11/1/33	9,000	10,092
Illinois GO	4.000%	12/1/33	9,000	9,910
Illinois GO	5.000%	1/1/34	4,205	4,421
Illinois GO	5.250%	2/1/34 (4)	3,125	3,520
Illinois GO	5.000%	3/1/35	2,065	2,178
Illinois GO	5.000%	4/1/35	1,100	1,187
Illinois GO	5.000%	3/1/36	885	933
4 Illinois Housing Development Authority Revenue
TOB VRDO	1.200%	2/7/20 LOC	19,505	19,505
Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,822
Illinois Sales Tax Revenue	4.000%	6/15/35 (15)	1,300	1,442
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,400	2,792
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	11,150
Illinois Toll Highway Authority Revenue	5.000%	1/1/41	8,100	9,704
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	2,000	2,440
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	10,000	7,875
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	5,815
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	10,296
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	10,000	7,448
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	10,020	7,344
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	10,000	7,225
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/40	1,000	1,139
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	6,500	6,954
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/44 (4)	10,000	4,959
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.000%	6/15/50	14,000	15,398
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	6,805	6,905
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	30,000	36,018
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (15)	21,500	8,212

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/52	5,905	6,242
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,575	8,527
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	14,000	16,137
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	69,500	22,731
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/57	12,255	14,233
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/33	4,000	4,496
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	5,000	5,576
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/36	4,500	4,998
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	22,925	26,945
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	1,200	1,281
Romeoville IL GO	4.000%	12/30/33	4,710	5,488
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,548
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,494
Romeoville IL Revenue (Lewis University
Project)	4.125%	10/1/46	2,250	2,344
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,359
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	9,863
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	9,793
Will County IL GO	4.000%	11/15/47	4,000	4,545
				1,496,802
Indiana (1.3%)
Gary/Chicago International Airport Authority
Industrial Development Zone Indiana
Revenue	5.250%	2/1/34	2,650	3,006
Gary/Chicago International Airport Authority
Industrial Development Zone Indiana
Revenue	5.000%	2/1/39	3,300	3,671
Gary/Chicago International Airport Authority
Industrial Development Zone Indiana
Revenue	5.000%	2/1/29	2,000	2,270
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	23,915	27,711
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,005	11,385

Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,493
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,567
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	5,500	5,958
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	8,247
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,759
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	28,151
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,275	31,090
Indiana Finance Authority Revenue (RES
Polyflow Indiana Inc.)	7.000%	3/1/39	15,200	15,433
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.
Obligated Group)	7.375%	7/1/23 (ETM)	19,400	22,529
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,656
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,083
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,552
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,232
Ivy IN Tech Community College Revenue	5.000%	7/1/31	1,175	1,500
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	5.000%	6/5/26	30,000	36,223
				231,516
Iowa (0.4%)
Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	4,082
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,440
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,245
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	27,515	30,355
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/22	500	552
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/23	700	798
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/24	1,095	1,285
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,893
Xenia IA Rural Water District Revenue	5.000%	12/1/36	3,300	3,850
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,307
				71,807
Kansas (0.6%)
4 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,923
4 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	4,020

Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,030	1,204
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,726
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,821
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,113
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/35	4,205	4,434
Seward County KS Unified School District No.
480 GO	4.000%	9/1/32	3,895	4,335
Seward County KS Unified School District No.
480 GO	4.000%	9/1/33	4,080	4,534
Seward County KS Unified School District No.
480 GO	4.000%	9/1/34	5,000	5,548
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	9/1/48	13,415	16,467
Wichita KS GO	5.000%	12/1/34	2,280	2,700
Wichita KS GO	5.000%	12/1/35	2,365	2,797
Wichita KS GO	5.000%	12/1/39	11,305	13,269
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,772
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,908
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,710
Wyandotte County/Kansas City KS Unified
Government Sales Tax Revenue	4.500%	6/1/40	2,380	2,522
				95,803
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,182
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/40	12,940	14,698
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,417
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	9,550	11,218
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	2,950	3,436
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,680	12,260
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,826
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/31	1,695	2,088
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/32	1,800	2,208
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/33	1,160	1,418
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/25	2,565	2,888
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	15,295	17,077

Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	10,000	11,228
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	12,000	13,485
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,670
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.400% coupon rate effective
7/1/2023	0.000%	7/1/33	3,065	3,577
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.600% coupon rate effective
7/1/2023	0.000%	7/1/39	3,000	3,460
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,781
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,220
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	4,970	5,415
				153,552
Louisiana (1.2%)
Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	4.000%	12/1/20	525	536
Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	4.000%	12/1/21	775	809
Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	4.000%	12/1/22	815	869
Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	5.000%	12/1/39	2,700	3,247
Greater New Orleans Louisiana Expressway
Commission Revenue	5.000%	11/1/42 (4)	4,000	4,701
Greater New Orleans Louisiana Expressway
Commission Revenue	5.000%	11/1/47 (4)	4,000	4,680
Jefferson Parish LA Economic Development
Revenue (Kenner Discovery Health Sciences
Foundation Inc.)	5.625%	6/15/48	4,490	4,955
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	3,250	3,664
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	9,990	10,317
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/20 (Prere.)	8,095	8,366
4 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	25,820	28,488

Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	105	127
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/39	17,395	19,922
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,532
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/47	8,500	9,959
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/34	1,815	2,274
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/35	2,265	2,830
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/43	15,310	18,631
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/48	5,000	6,039
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	4,048
New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	915
New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	912
New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	1,040
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	717
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	601
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	899
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,136
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	599
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,025	2,328
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,641
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,831
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,331
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,984
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/43 (4)	10,140	12,102
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/45 (4)	2,655	3,158
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/48 (4)	3,500	4,219
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,221
				199,628
Maine (0.2%)
Maine Governmental Facilities Authority
Revenue	4.000%	10/1/35	5,250	6,174
Maine Governmental Facilities Authority
Revenue	4.000%	10/1/37	6,015	7,007
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/41	3,500	3,964

Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/46	7,750	8,735
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,723
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/48	3,000	3,605
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/31	775	881
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/32	545	618
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/34	750	847
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/35	900	1,090
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/37	2,105	2,360
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	600	621
				38,625
Maryland (1.9%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,074
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,241
Baltimore County MD GO	4.000%	3/1/48	10,000	11,302
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,205
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,200
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,196
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,187
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,183
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,171
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,169
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.000%	6/1/36	1,250	1,346
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.500%	6/1/39	650	666
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.700%	6/1/39	200	202
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.125%	6/1/43	3,650	3,945
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.625%	6/1/46	1,750	1,790
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.875%	6/1/46	750	757
Frederick County MD Educational Facilities
Revenue (Mount St. Mary's University Inc.)	5.000%	9/1/45	2,100	2,372
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	4,955	5,010
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	320	326
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,702

Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,909
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,893
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,358
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,817
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.000%	2/15/28	500	539
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.125%	2/15/34	1,000	1,067
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.375%	2/15/39	1,000	1,071
Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	3.000%	9/1/34	5,000	5,267
Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	4.000%	9/1/49	10,945	12,132
Maryland Department of Transportation
Revenue	4.000%	12/1/29	3,060	3,586
Maryland Department of Transportation
Revenue	3.000%	10/1/30	7,500	8,201
Maryland Department of Transportation
Revenue	4.000%	12/1/30	3,445	4,020
Maryland Department of Transportation
Revenue	4.000%	12/1/31	2,590	3,017
Maryland Economic Development Corp.
Revenue (Air Cargo Obligated Group)	4.000%	7/1/39	1,100	1,240
Maryland Economic Development Corp.
Revenue (Air Cargo Obligated Group)	4.000%	7/1/44	1,000	1,113
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/25	200	234
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/26	175	209
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/27	145	176
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/28	175	212
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/29	190	229
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/30	325	390
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/31	375	448
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/32	325	387
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/36	600	707
Maryland GO	5.000%	6/1/24	2,190	2,575
Maryland GO	5.000%	8/1/25	15,000	18,329
Maryland GO	5.000%	8/1/30	21,400	27,924
Maryland GO	4.000%	3/15/33	12,000	14,505
Maryland Health & Higher Educational Facilities
Authority Revenue (Life Bridge Health
Obligated Group)	5.000%	7/1/40	2,035	2,388

Maryland Health & Higher Educational Facilities
Authority Revenue (Life Bridge Health
Obligated Group)	5.000%	7/1/47	15,000	17,444
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,735
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,302
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/48	7,000	7,720
Maryland Transportation Authority Passenger
Facility Charge Revenue
(Baltimore/Washington International Airport)	5.000%	6/1/25	4,400	5,264
Maryland Transportation Authority Passenger
Facility Charge Revenue
(Baltimore/Washington International Airport)	5.000%	6/1/26	4,615	5,664
Maryland Transportation Authority Passenger
Facility Charge Revenue
(Baltimore/Washington International Airport)	4.000%	6/1/34	6,760	7,904
Montgomery County MD GO	5.000%	11/1/27	15,625	20,237
4 Montgomery County MD Housing Opportunities
Commission Program Revenue TOB VRDO	1.020%	2/7/20	4,145	4,145
Prince Georges County MD GO	5.000%	10/1/48	15,000	18,427
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/37	9,000	9,959
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,597
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/37	1,250	1,393
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/42	2,500	2,762
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/47	2,250	2,478
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/32	6,610	8,525
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/33	11,945	15,365
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/47	10,000	11,237
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	838
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,237
				322,220
Massachusetts (2.5%)
Easthampton MA GO	3.000%	6/1/33	2,270	2,469
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	4,000	3,371
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/42	2,000	2,457
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	132

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	817
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	687
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,169
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,897
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,887
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,777
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	3,221
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,669
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/34	1,000	1,133
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	5,000	6,072
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	9,030
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,990
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	7,000	7,958
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	13,170	15,349
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	2,490	2,869
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36	1,250	1,574
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/37	1,925	2,416
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/38	1,110	1,389
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/26	950	1,114
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/27	1,000	1,192
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/28	1,050	1,241
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/29	1,100	1,294
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/30	1,150	1,342
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/31	1,200	1,393
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/34	1,175	1,352

Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/37	1,825	2,082
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/42	2,295	2,589
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/47	1,500	1,680
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,892
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	4,000	4,466
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	215	236
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	6,280	6,879
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/47	2,000	2,204
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	6,500	7,144
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,050	1,107
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	700	738
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,100	2,221
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	1,400	1,480
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	2,000	2,391
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,895
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,145
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/49	1,000	1,236
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/59	5,000	6,094
Massachusetts Educational Financing Authority
Education Loan Revenue	4.000%	7/1/21	1,205	1,254
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/22	1,500	1,635
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	7,979
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/28	2,500	3,138
Massachusetts Federal Highway Revenue	5.000%	6/15/26	2,835	3,446
Massachusetts GO	5.000%	5/1/26	10,000	12,480
Massachusetts GO	5.000%	5/1/31	12,500	14,586
Massachusetts GO	5.000%	5/1/32	11,000	12,822
Massachusetts GO	5.000%	5/1/33	11,000	12,813
Massachusetts GO	5.000%	1/1/39	5,000	6,211
Massachusetts GO	4.000%	5/1/42	9,900	11,357
Massachusetts GO	5.000%	1/1/43	8,205	10,099
Massachusetts GO	5.000%	11/1/44	7,000	8,756
Massachusetts GO	4.000%	2/1/45	10,000	11,199

Massachusetts GO	4.000%	2/1/46	10,025	11,210
Massachusetts GO	5.000%	1/1/49	8,000	9,961
Massachusetts Housing Finance Agency
Revenue	3.000%	12/1/36	1,000	1,012
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/25	1,000	1,197
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/26	1,000	1,226
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/27	1,030	1,287
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/31	1,250	1,597
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/33	1,000	1,270
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/34	1,750	2,218
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/35	1,350	1,707
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/36	1,125	1,418
Massachusetts Port Authority Facilities Revenue
(Bosfuel Corp.)	5.000%	7/1/37	1,500	1,884
Massachusetts Port Authority Revenue	5.000%	7/1/33	2,500	3,208
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,000	3,841
Massachusetts Port Authority Revenue	5.000%	7/1/35	5,000	6,360
Massachusetts Port Authority Revenue	5.000%	7/1/38	6,275	7,897
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,341
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	4,068
Massachusetts Port Authority Revenue	4.000%	7/1/46	22,060	24,052
Massachusetts Port Authority Revenue	5.000%	7/1/47	3,110	3,732
Massachusetts Port Authority Revenue	5.000%	7/1/49	7,500	9,223
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	15,000	18,703
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	20,000	23,910
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/49	15,000	18,952
				429,789
Michigan (3.1%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,535	1,872
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,203
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/48 (4)	10,000	11,163
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,181
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,250
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,152
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,269
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,939
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,970
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	6,000	7,258
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	2,015	2,376

Grosse Pointe MI Public School System GO	5.000%	5/1/31	1,525	1,974
Grosse Pointe MI Public School System GO	5.000%	5/1/32	2,150	2,773
Grosse Pointe MI Public School System GO	5.000%	5/1/33	1,265	1,627
Grosse Pointe MI Public School System GO	5.000%	5/1/34	1,300	1,668
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	10,143
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	5,525	5,588
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	4,475	4,526
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/31	3,050	3,419
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/32	3,350	3,743
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/33	4,750	5,290
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/36	4,790	5,299
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,453
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,866
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,475
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,550	5,306
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/27	875	1,068
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/28	1,000	1,215
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/29	1,000	1,211
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/30	1,080	1,302
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/31	1,010	1,214
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,523
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	13,231
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,111
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,910
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	7,035
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group)	5.000%	6/1/26 (Prere.)	150	185
Michigan Finance Authority	5.000%	12/1/45	9,850	11,665
Michigan Finance Authority Revenue	3.500%	11/1/23	5,500	5,792
Michigan Finance Authority Revenue	3.750%	11/1/24	5,500	5,825
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,579
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,449
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,219
Michigan Finance Authority Revenue	5.000%	11/1/43	11,005	13,518

Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,515	6,346
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	11/1/44	8,630	9,983
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,910
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,255
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	4,400	5,098
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,295
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,719
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	6,439
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	8,430	9,853
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	19,186
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	7,510	8,044
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,974
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/43	6,390	7,832
Michigan Finance Authority Revenue (Lawrence
Technological University Project)	5.000%	2/1/47	4,000	4,421
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/32	2,500	3,192
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,737
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,462
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,699
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,565
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,928
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,136
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,025	3,446
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	7,040	8,338
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	3,875	4,572
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,510	2,739
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	2,345	2,687
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/40	4,750	5,383
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/42	1,875	2,306

Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/49	4,000	4,568
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,273
Michigan State University Revenue	4.000%	2/15/44	4,000	4,638
Michigan State University Revenue	5.000%	2/15/44	6,000	7,502
Michigan State University Revenue	5.000%	2/15/48	6,500	8,081
5 Michigan Strategic Fund Fac. Rev. (Waste
Management Inc.) PUT	2.850%	8/2/21	3,800	3,887
Michigan Strategic Fund LTD Revenue (Oakland
Corridor Partners LLC)	4.250%	12/31/38 (4)	10,000	11,353
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	2,985	2,989
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	21,330	21,561
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,892
Oakland University MI Revenue	5.000%	3/1/47	9,010	10,594
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,480
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,220
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,218
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,216
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,213
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,650
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,175
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,364
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,145
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,378
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,458
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	2,224
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	3,025
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,654
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,936
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,707
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	3,370
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	1,500	1,823
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,730
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,260
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,179
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,942
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,271
				532,356
Minnesota (0.7%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,234
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,290
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.000%	11/1/46	1,500	1,617
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.500%	11/1/46	2,000	2,218

Duluth MN Economic Development Authority
Revenue (Essentia Health)	4.250%	2/15/48	5,000	5,588
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.250%	2/15/58	11,665	14,094
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,232
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,228
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	1,039
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	608
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	606
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	2,810	3,218
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	2,100	2,475
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	2,245	2,717
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/27	415	513
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	200	243
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	225	273
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	225	272
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	250	302
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	230	277
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	250	301
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	300	360
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	1,750	2,210
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/38	1,500	1,886
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/39	1,230	1,542
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	750	892
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/49	2,500	3,072
Minneapolis MN GO	3.000%	12/1/33	4,260	4,546
Minnesota GO	5.000%	8/1/33	7,280	8,969
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/36	1,175	1,362
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/38	850	981
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/39	1,000	1,152
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/40	625	719

Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/47	2,000	2,278
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	105	107
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,679
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,064
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	10,917
Rochester MN Health Care & Housing Facility
Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,074
Rochester MN Health Care & Housing Facility
Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	4,157
Scott County MN Capital Improvement Plan GO	3.000%	12/1/31	1,655	1,831
Scott County MN Capital Improvement Plan GO	3.000%	12/1/32	1,775	1,950
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/48	5,000	6,164
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/33	410	437
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/34	325	346
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/35	575	611
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/36	750	796
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/37	400	424
St. Paul MN Housing & Redevelopment
Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/38	700	748
St. Paul MN Housing & Redevelopment
Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/48	2,285	2,418
St. Paul MN Housing & Redevelopment
Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/53	1,615	1,701
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	3.000%	8/1/22	100	103
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	3.000%	8/1/23	200	208
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	3.000%	8/1/24	200	209
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	3.000%	8/1/25	200	210
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	3.000%	8/1/26	250	263
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	5.000%	8/1/49	500	556
Wayzata Bay MN Senior Housing Inc. Revenue
(Folkestone Senior Living Community)	5.000%	8/1/54	1,000	1,110
				113,397
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,165	4,918
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,881

Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,345
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	19,863
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/35	2,000	2,523
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,891
				38,421
Missouri (1.3%)
Boone County MO Hospital Revenue	5.000%	8/1/26	3,050	3,342
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/36	2,690	3,130
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,837
Conley Road Transportation Development
District Missouri Transportation Sales Tax
Revenue	4.250%	5/1/33	3,490	3,650
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,258
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/31 (4)	1,330	1,685
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/32 (4)	1,185	1,496
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/54	30,000	36,283
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/42	4,250	4,836
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,101
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,101
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/32	5,000	5,603
Lee's Summit MO TAN	4.000%	11/1/27	1,850	1,911
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/47	4,000	4,871
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,521
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,256
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,147

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,713
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/54	12,610	14,028
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/33	1,835	2,130
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/34	2,290	2,655
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/48	5,000	5,565
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/35	1,065	1,232
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/46	4,000	4,537
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,682
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	5/15/48	12,500	13,458
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	9,015	10,221
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/33	17,460	19,707
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,770	2,111
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,715	3,234
St. Louis County MO Industrial Development
Authority Revenue (Ballpark Village
Development Project)	3.875%	11/15/29	1,320	1,446
St. Louis County MO Industrial Development
Authority Revenue (Ballpark Village
Development Project)	4.375%	11/15/35	5,500	6,035
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	4.000%	11/15/36	1,400	1,465
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/41	1,000	1,111
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/46	1,750	1,935
St. Louis County MO Industrial Development
Authority Revenue (St. Louis Innovation
District Project)	4.375%	5/15/36	3,000	3,112
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	5.000%	9/1/48	3,000	3,391

St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	2,213
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,665
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,775
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,917
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,218
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,213
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,211
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,207
				223,215
Montana (0.0%)
Montana Board of Regents Higher Education
Revenue (University of Montana)	3.000%	11/15/34	1,000	1,078

Multiple States (0.2%)
4,6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.304%	2/3/20 LOC	24,440	25,155
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	3.150%	1/15/36	4,990	5,507
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.290%	2/3/20	8,000	8,000
				38,662
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,717
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,671
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,306
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	4.000%	8/1/25	12,400	14,073
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/47	4,020	4,716
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/32	2,010	2,276
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/33	1,785	2,016
Nebraska Public Power District Revenue	5.000%	1/1/41	7,265	8,565
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29	3,065	3,605
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/41	3,680	4,322

Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	10,500	11,743
				81,010
Nevada (0.1%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,264
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	2,000	2,459
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	2,000	2,451
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.250%	6/1/34	600	646
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.500%	6/1/39	800	865
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.625%	6/1/43	800	865
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.625%	6/1/49	1,250	1,344
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	0.000%	7/1/58	26,000	4,043
				22,937
New Hampshire (0.3%)
National Finance Authority New Hampshire
Revenue (The Vista Project)	5.250%	7/1/39	1,810	1,984
National Finance Authority New Hampshire
Revenue (The Vista Project)	5.625%	7/1/46	1,000	1,107
National Finance Authority New Hampshire
Revenue (The Vista Project)	5.750%	7/1/54	2,000	2,217
National Finance Authority New Hampshire
Solid Waste Disposal Revenue (Waste
Management Inc.) PUT	2.150%	7/1/24	3,250	3,353
National Finance Authority New Hampshire
Solid Waste Disposal Revenue (Waste
Management Inc.) PUT	2.150%	7/1/24	3,160	3,259
National Finance Authority New Hampshire
Solid Waste Disposal Revenue (Waste
Management Inc.) PUT	2.150%	7/1/24	4,000	4,123
National Finance Authority New Hampshire
Solid Waste Disposal Revenue (Waste
Management Inc.) PUT	2.150%	7/1/24	1,850	1,908
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/38	4,000	4,694
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,466
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,730
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,750	4,189
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/47	7,870	8,757

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/21 (Prere.)	7,000	7,379
				49,166
New Jersey (6.1%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,155
Atlantic City NJ GO	5.000%	12/1/24	620	658
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,579
Atlantic City NJ GO	5.000%	12/1/25	1,135	1,204
Atlantic City NJ GO	5.000%	12/1/26	365	387
Atlantic City NJ GO	5.000%	12/1/29	125	132
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,570
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,363
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,521
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	11,925	13,011
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,454
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	11,198
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24 (Prere.)	3,650	4,289
New Jersey Economic Development Authority
Revenue	5.250%	6/15/25 (Prere.)	135	165
New Jersey Economic Development Authority
Revenue	5.000%	6/15/30	2,940	3,514
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	3,000	3,646
New Jersey Economic Development Authority
Revenue	5.000%	6/15/31	5,000	5,955
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	6,700	8,116
New Jersey Economic Development Authority
Revenue	5.000%	6/15/32	4,000	4,752
New Jersey Economic Development Authority
Revenue	5.000%	6/15/40	15,835	17,584
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,365	2,706
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	4,665	5,416
New Jersey Economic Development Authority
Revenue	5.000%	6/15/43	8,565	10,166
New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	10,000	11,344
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	4,175
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	5.000%	6/15/39	2,120	2,316
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	5.000%	6/15/49	2,140	2,323

New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	3,250	3,683
New Jersey Economic Development Authority
Revenue (Middlesex Water Co.)	4.000%	8/1/59	4,200	4,634
New Jersey Economic Development Authority
Revenue (Middlesex Water Co.)	5.000%	8/1/59	3,750	4,550
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,373
2 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,019
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	4,000	4,064
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,154
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,016
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	789
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	4,833
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,325	8,956
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22 (Prere.)	1,650	1,789
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,110
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	3,000	3,313
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	733
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,432
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	5,000	6,155
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,487
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	5,000	6,277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/37	4,290	5,261
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/38	5,185	6,335
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/44	1,000	1,203
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	6/15/49	1,650	1,803
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	4.500%	6/15/40	1,870	2,133
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/43	8,955	10,629
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,243

New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,870	2,949
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,685
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,664
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container)	5.000%	10/1/37	23,200	27,372
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container)	5.000%	10/1/47	10,400	12,041
New Jersey Educational Facilities Authority
Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,320
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	3,000	3,557
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	3,000	3,550
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,556
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	7,720	9,405
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	13,540	14,623
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	6,635	7,207
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,161
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	205	212
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,350
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,033
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,765
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,101
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,733
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,401
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	3,380	4,069
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,823
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,164
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,578
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.950%	12/1/28	3,285	3,365

New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,826
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,758
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	865	921
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/29	5,000	5,330
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/30	6,800	7,109
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/30	5,500	5,840
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,817
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/31	9,500	10,185
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,801
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,436
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,910	9,472
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	10,550	12,574
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	6,375	7,532
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,000	1,178
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/30	4,850	5,972
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	3,045	3,710
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	12,625	15,346
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,920	2,327
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	12,665	15,311
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	12/15/37 (15)	5,595	6,308
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	12/15/38	4,590	5,166
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/44	11,265	13,354
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/50	5,500	6,471
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/21 (Prere.)	2,740	2,902
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	1,500	1,629
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	12/15/31	2,385	2,691
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/36	3,790	4,225
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,481

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	13,000	14,527
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.125%	6/15/39	1,445	1,610
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,882
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	2,500	3,023
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	21,334
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	2,500	2,953
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/21 (Prere.)	3,000	3,187
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,663
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,308
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,337
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,303
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,050	11,519
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,871
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	27,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	7,025	5,926
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	24,940	26,327
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	11,440
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	8,124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	23,096
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	5,700	3,358
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	5,000	2,834
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	5,000	2,834
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,295	9,116
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,785	7,457
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	15,000	16,485
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	3,140	3,451
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	12,429
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,500	3,169
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	12,409
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,400	6,833
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	15,500	18,103
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	1,860	2,022
New Jersey Turnpike Authority Revenue	4.000%	1/1/48	25,360	29,263
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	24,055	25,934

South Jersey NJ Port Corp. Revenue	5.000%	1/1/34	1,150	1,376
South Jersey NJ Port Corp. Revenue	5.000%	1/1/35	1,250	1,493
South Jersey NJ Port Corp. Revenue	5.000%	1/1/37	1,370	1,628
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	4,000	4,910
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	28,660	33,359
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	29,480	33,747
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	15,340	18,188
Union County NJ Improvement Authority Solid
Waste Disposal Revenue (Aries Linden LLC)	6.750%	12/1/41	8,000	8,400
				1,048,326
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Hospital Revenue (Presbyterian Healthcare
Services)	4.000%	8/1/48	10,715	12,156
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,409
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	45,000	53,183
Santa Fe NM Retirement Facilities Revenue (El
Castillo Retirement Project)	5.000%	5/15/44	500	558
Santa Fe NM Retirement Facilities Revenue (El
Castillo Retirement Project)	5.000%	5/15/49	1,200	1,332
				72,638
New York (8.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,000	4,778
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,463
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/33	475	569
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/35	850	1,014
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/36	670	798
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,669
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	15,725	16,522
4 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	6,280	6,302
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,202
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	4,500	5,538
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,535	1,886
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,194
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	5,000	6,121

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,191
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,901
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,779
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,040	13,750
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/33 (15)	10,000	11,977
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/34 (15)	10,000	12,516
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/45	9,390	11,476
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/50 (15)	20,000	22,682
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/52	21,570	24,397
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/52 (15)	25,000	30,722
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/54 (4)	25,000	28,569
Metropolitan Transportation Authority NY
Revenue VRDO	5.000%	11/15/24	47,500	55,844
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,025	1,242
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,501
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,702
4 New York City NY Build NYC Resource Corp.
Revenue (Albert Einstein College of Medicine
Project)	5.500%	9/1/45	5,700	6,597
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,712
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/31	4,425	5,102
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,662
New York City NY GO	5.000%	10/1/32	2,000	2,638
New York City NY GO	5.000%	10/1/33	1,770	2,323
New York City NY GO	5.000%	8/1/35	5,000	6,486
New York City NY GO	4.000%	10/1/35	2,885	3,449
New York City NY GO	5.000%	8/1/36	15,000	16,955
New York City NY GO	4.000%	8/1/38	4,000	4,712
New York City NY GO	5.000%	8/1/39	2,000	2,555
New York City NY GO	5.000%	12/1/39	9,920	12,495
New York City NY GO	4.000%	3/1/42	10,000	11,440
New York City NY GO	5.000%	3/1/44	10,000	12,266
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.250%	11/1/43	5,000	5,523
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	7,000	7,549
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	1,052

New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,310
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	12/15/21 (Prere.)	1,205	1,297
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/41	10,760	12,667
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,795	7,260
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	19,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	6,385	7,771
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	3,000	3,475
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	6,372
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	5,000	6,340
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	5,000	6,320
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,532
New York City NY Transitional Finance Authority
Building Aid Revenue	3.000%	7/15/49	5,000	5,169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	15,020	19,012
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	17,183
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	4,135	4,876
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	2,825	3,245
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/37	3,200	3,759
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	11,250	13,547
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/38	25,000	28,709
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	3,350	3,923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	8,975
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	8,250	9,219
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	7,000	8,019
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	1,950	2,192
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/38	10,000	12,564
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	7,620	9,496
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/39	8,000	9,262
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	2,047

New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	7,465	8,953
New York Convention Center Development
Corp. Revenue	0.000%	11/15/45	10,000	4,891
4 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	8,950	9,034
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,400
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	11,899
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	13,070	18,415
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	5,025	7,400
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	13,000	13,458
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	9,000	9,684
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	6,625	7,157
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,875	2,026
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,000	2,277
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,000	2,277
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/23 (Prere.)	2,250	2,629
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/23 (Prere.)	2,500	2,922
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,717
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,283
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,565
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	3,000	3,511
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	7,000	8,307
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,603
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	2,450	2,470
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	8,492
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,614
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	17,730
New York State Dormitory Authority Revenue	5.000%	3/15/43	15,000	18,740
3 New York State Dormitory Authority Revenue	4.000%	7/1/50	5,000	5,770
3 New York State Dormitory Authority Revenue	4.000%	7/1/53	5,000	5,762
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/41	3,775	4,571
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	14,370	16,864
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	6,000	6,819

New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	6,500	7,331
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/24	1,800	2,113
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/29	2,700	3,267
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,600	1,924
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	700	838
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/34	1,000	1,195
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	400	474
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	4,295	5,104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,920	10,741
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	3,050	3,770
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	6,920	7,910
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	5,105	6,554
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	8,500	9,688
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	8,500	10,115
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/39	3,300	3,898
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	3,000	3,525
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	9,000	10,973
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/40	11,745	14,705
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/47	15,000	17,375
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,179
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,095
New York State Dormitory Authority Sales Tax
Revenue	5.000%	9/15/28 (Prere.)	5	7
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	8,040	10,391
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	14,340	18,650
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	15,000	18,781

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	5,035	6,320
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	18,000	20,015
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/69	5,475	5,673
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	5,050	5,246
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.800%	9/15/69	10,000	10,390
New York State Thruway Authority Revenue	4.000%	1/1/39	3,750	4,412
New York State Thruway Authority Revenue	5.000%	3/15/42	5,000	6,099
New York State Thruway Authority Revenue	4.000%	1/1/50	3,750	4,286
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,976
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,900
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/41	5,000	6,226
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/42	2,640	3,279
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	3/15/48	10,000	11,473
New York State Urban Development Corp.
Sales Tax Revenue	4.000%	3/15/43	10,000	11,632
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/26	17,500	18,372
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/31	38,270	40,051
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32	8,500	10,428
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33	8,000	9,787
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,493
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36	5,000	5,597
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36	5,000	6,077
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	6,034
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/41 (4)	2,060	2,242
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	1,976
Port Authority of New York & New Jersey
Revenue	4.000%	3/15/30	30,000	35,047
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	2,740	3,529
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,270	4,193
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,687

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	2,725	3,486
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/35	2,400	2,900
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	3,084
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,388
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,304
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/41	5,000	5,760
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	5,000	6,030
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	11,422
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/45	1,730	2,009
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	9,530	11,573
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/47	5,000	5,684
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	5,000	5,990
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/59	5,000	5,670
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,161
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	13,535
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,627
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,258
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,100
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,122
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,648
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	7,050	8,343
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	1,000	1,139
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	10,930	13,327
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	10,000	11,994
3 Troy NY Capital Resource Corporation Revenue
Refunding Bonds (Rensselaer Polytechnic
Institute Project) Series 2020A	4.000%	9/1/40	2,940	3,344
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	2,665	2,769
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	335	347

Westchester County NY Industrial Development
Agency Facilities Revenue (Million Air Two
LLC Obligated Group)	7.000%	6/1/46	7,035	7,989
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,320
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	10,290
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	31,243
				1,520,611
North Carolina (0.7%)
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/38	4,500	5,073
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/42	500	583
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/47	975	1,128
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,249
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,186
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,420
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Rex Hospital Inc.
Obligated Group)	3.000%	7/1/45	3,750	3,849
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/22 (Prere.)	2,000	2,189
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,725
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,868
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,561
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	5,810	6,524
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	1,395	1,421
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,577
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,304
North Carolina Medical Care Commission
Retirement Facilities Revenue (Aldersgate
United Methodist Retirement Community, Inc.)	5.000%	7/1/47	3,450	3,811
North Carolina Medical Care Commission
Retirement Facilities Revenue (Sharon
Towers)	5.000%	7/1/39	1,635	1,904

North Carolina Medical Care Commission
Retirement Facilities Revenue (Sharon
Towers)	5.000%	7/1/44	385	445
North Carolina Medical Care Commission
Retirement Facilities Revenue (Sharon
Towers)	5.000%	7/1/49	2,000	2,301
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/31	1,750	1,952
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/37	4,800	5,285
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/41	2,115	2,283
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/46	3,160	3,401
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	4,021
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	3,610	4,159
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,507
North Carolina Turnpike Authority Revenue
(Triangle Expressway)	5.000%	1/1/49 (4)	6,000	7,413
North Carolina Turnpike Authority Revenue
(Triangle Expressway)	4.000%	1/1/55 (4)	4,500	5,066
University of North Carolina Hospitals at Chapel
Hill Revenue	5.000%	2/1/49	4,000	6,079
				112,284
North Dakota (0.1%)
Cass County ND Health Facilities Revenue
(Essentia Health Obligated Group)	5.250%	2/15/58	5,000	5,953
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/34	4,705	5,584
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/38	6,000	7,016
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/43	5,000	5,767
				24,320
Ohio (2.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,247
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,500	7,006
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/33	2,530	2,822
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,065	3,593
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,000	3,507
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	5,000	5,079
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	5,208

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	10,731
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	3,968
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,232
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	3,380	3,489
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	10,227
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,992
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,578
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,794
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,913
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	7,200	8,519
Cleveland OH Airport System Revenue	5.000%	1/1/27	3,510	4,334
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/33	400	510
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/34	300	382
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/35	500	634
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/36	450	569
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/37	435	549
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/38	700	879
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/39	705	883
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/31	5,630	6,681
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	4,455	5,219
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	5,000	5,789
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	10,250	12,014
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	10,000	11,842
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	10,050	11,490
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	6,000	7,088
Franklin County OH Convention Facilities
Authority Revenue	4.000%	12/1/37	3,040	3,515
Franklin County OH Convention Facilities
Authority Revenue	4.000%	12/1/38	1,610	1,855
Franklin County OH Convention Facilities
Authority Revenue	4.000%	12/1/39	1,665	1,912
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/51	8,750	10,823

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	4.000%	5/15/47	8,645	9,629
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	2,385	2,911
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/49	10,695	12,173
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/32	1,795	1,943
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/36	2,025	2,142
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,500	1,704
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/37	1,000	1,149
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,100	2,352
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/47	1,500	1,702
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	5,000	5,563
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/52	1,130	1,276
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	11/15/49	10,000	15,253
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	15,000	17,983
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	11,520	13,709
Hickory Chase OH Community Authority
Infrastructure Improvement Revenue	5.000%	12/1/40	2,575	2,806
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,137
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,000	11,726
Little Miami OH School District GO	5.000%	11/1/43	1,000	1,174
Little Miami OH School District GO	5.000%	11/1/48	2,000	2,333
Little Miami OH School District GO	4.000%	11/1/55	6,500	6,970
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,670	2,873
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,000	3,267
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/48	13,250	15,668
Marion County OH Health Care Facilities
Revenue (United Church Homes Inc.)	5.000%	12/1/39	1,150	1,168
Marion County OH Health Care Facilities
Revenue (United Church Homes Inc.)	5.125%	12/1/49	3,125	3,172
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/49	12,000	14,532
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/42	2,830	3,151
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/45	3,500	3,865
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	5,000	5,957

Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28	5,500	5,983
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38	25,170	28,230
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48	5,000	5,583
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	2,000	2,214
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	2,500	2,880
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/46	15,600	17,824
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	2,235	2,375
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	4,039
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,503
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	4,965	5,473
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,805
				441,070
Oklahoma (0.7%)
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,000	1,211
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,900	2,277
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,000	1,194
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/37	7,390	8,856
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine
Project)	5.250%	8/15/43	8,500	10,309
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine
Project)	5.250%	8/15/48	5,000	6,017
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine
Project)	5.500%	8/15/52	12,000	14,626
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine
Project)	5.500%	8/15/57	18,000	21,856
Oklahoma Development Finance Authority
Revenue (Gilcrease Expressway West
Project)	1.625%	7/6/23	12,500	12,523
Oklahoma Development Finance Authority
Revenue (Provident Oklahoma Education
Resources Inc.)	5.000%	8/1/47	4,575	2,562
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/35	580	646
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/36	295	328
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	4,091
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,552
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	4,500	5,087
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	9,930

Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	629
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	465
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,155
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	804
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,152
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,562
				113,832
Oregon (0.5%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/30	2,120	2,674
Clackamas County OR School District No. 62C
Oregon City GO	5.000%	6/15/43	8,375	10,423
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	5,000	5,915
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/32	3,600	4,263
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	1,170	1,230
Oregon State Business Development Division
Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	5,825	4,717
Oregon State Business Development Division
Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	12,550	10,162
Port of Portland OR International Airport
Revenue	5.000%	7/1/31	2,000	2,561
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,650	2,105
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,628
Port of Portland OR International Airport
Revenue	5.000%	7/1/37	2,870	3,437
Port of Portland OR International Airport
Revenue	5.000%	7/1/42	5,000	5,923
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	5,000	5,881
Portland OR Sewer System Revenue	5.000%	3/1/34	10,825	14,246
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	8,000	9,366
Yamhill County OR Hospital Authority Revenue
(Friendsview Manor)	5.000%	11/15/46	2,250	2,499
				89,030
Pennsylvania (6.6%)
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	1,985	2,107
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/32	2,500	3,237
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/36	3,125	3,635

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/37	4,680	5,424
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/38	4,000	4,619
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/39	4,000	4,596
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	1,000	1,148
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/32 (4)	1,385	1,586
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/33 (4)	2,000	2,286
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,824
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/33	1,250	1,479
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,311
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	12,850	14,601
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	3,500	4,021
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/32	1,020	1,128
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	9,300	10,806
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/32	445	525
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/42	500	576
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	6,000	6,328
Blythe Township PA Solid Waste Authority
Revenue	7.750%	12/1/37	3,000	3,639
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	4.000%	3/1/25	865	927
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	5.000%	3/1/33	1,865	2,244
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	4.000%	3/1/41	2,630	2,910
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	4,000	4,797
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/47	12,290	14,630
Chester County PA Health & Education Facilities
Authority Revenue (Simpson Senior Services
Project)	5.000%	12/1/51	3,630	3,949
Chester County PA Industrial Development
Authority Special Obligation Revenue
(Woodlands at Greystone Project)	4.375%	3/1/28	275	289

Chester County PA Industrial Development
Authority Special Obligation Revenue
(Woodlands at Greystone Project)	5.000%	3/1/38	800	862
Chester County PA Industrial Development
Authority Special Obligation Revenue
(Woodlands at Greystone Project)	5.125%	3/1/48	1,050	1,130
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	8,250	10,224
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	4,625	5,218
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,137
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.000%	1/1/45	3,000	3,283
Cumberland County PA Municipal Authority
Revenue (Penn State Health Obligated
Group)	4.000%	11/1/49	14,295	15,981
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	4,000	4,823
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	4,004
Doylestown PA Hospital Authority Revenue	4.000%	7/1/45	2,980	3,186
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	2,000	2,271
Doylestown PA Hospital Authority Revenue	5.000%	7/1/49	4,640	5,431
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,214
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,817
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,520
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/29	195	221
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/38	1,000	1,107
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/39	385	425
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/43	1,200	1,318
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/49	500	547
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/53	1,900	2,075
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/54	1,000	1,092
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	4,326

Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	8,289
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,665
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,668
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,440	4,977
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,779
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,150	4,255
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	2,940	3,287
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	10,060	11,208
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/49	7,500	8,395
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,912
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	500	563
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/35	2,000	2,325
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/38	1,160	1,336
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/39	2,545	2,923
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	8,160	9,147
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/51	4,750	5,302
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/51	1,375	1,679
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	4,126
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,300	12,896
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,035	11,320

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,916
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,959
Montgomery County PA Industrial Development
Authority Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,556
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,500	2,771
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,670	2,959
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/32	3,765	4,254
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/37	2,800	3,137
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,213
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,294
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,120	10,697
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	1,600	1,745
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	16,414
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	13,218
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	11/1/49	2,100	2,337
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	765	858
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,361
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,642
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/25	225	266
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	11,835
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36	8,965	10,210

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37	10,000	11,349
5 Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.200%	4/15/20	2,750	2,751
5 Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.200%	4/15/20	6,500	6,501
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.150%	7/1/24	9,300	9,605
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	8/1/24	26,000	26,396
Pennsylvania GO	5.000%	8/1/32	8,235	9,729
Pennsylvania GO	5.000%	8/1/33	6,440	7,577
Pennsylvania GO	4.000%	3/1/37 (15)	5,000	5,746
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	2/15/43	5,000	5,690
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	2,275	2,497
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	14,140	16,476
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/39	1,500	1,756
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/49	4,000	4,588
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	3,135	3,494
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	5,000	6,101
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,185
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	4,110	4,819
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	36,581
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,010	12,264
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,015	12,175
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,794
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,866
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,935
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	12,475	15,856
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	5,000	5,647
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	7,343
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	1,280	1,582
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	14,201
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	18,275	22,783
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,045	15,047
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,432
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	19,169
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	13,230
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	19,815
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,934
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	11,581
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	5,400	6,638

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	8,000	10,066
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,105
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	12,192
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	5,000	6,041
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	10,000	12,102
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	8,005	8,918
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49	5,000	6,250
1 Pennsylvania Turnpike Commission Revenue,
5.125% coupon rate effective 6/1/2024	0.000%	12/1/39	8,000	8,248
Philadelphia PA Airport Revenue	5.000%	7/1/33	2,500	3,046
Philadelphia PA Airport Revenue	5.000%	7/1/34	5,680	6,907
Philadelphia PA Airport Revenue	5.000%	7/1/35	7,680	9,319
Philadelphia PA Airport Revenue	5.000%	7/1/37	4,000	4,829
Philadelphia PA Airport Revenue	5.000%	7/1/42	7,350	8,769
Philadelphia PA Airport Revenue	5.000%	7/1/47	5,000	5,921
Philadelphia PA Authority for Industrial
Development Revenue (Alliance for Progress
Charter School Inc. Project)	5.000%	6/15/39	1,840	1,979
Philadelphia PA Authority for Industrial
Development Revenue (Alliance for Progress
Charter School Inc. Project)	5.000%	6/15/49	2,775	2,965
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	5,000	6,028
Philadelphia PA Authority for Industrial
Development Revenue (Independence
Charter School)	5.000%	6/15/39	500	537
Philadelphia PA Authority for Industrial
Development Revenue (Independence
Charter School)	5.000%	6/15/50	1,750	1,853
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	6,600	7,824
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,545	4,264
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,397
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,388
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	5,127
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	4,039
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,179
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,171
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	2,039
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,930
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	6,300	7,528
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	9,255	10,977
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/33	1,000	1,184
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,182
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,371
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,596
Philadelphia PA School District GO	5.000%	9/1/32	1,500	1,870

Philadelphia PA School District GO	5.000%	9/1/34	2,450	3,040
Philadelphia PA School District GO	5.000%	9/1/36	2,200	2,715
Philadelphia PA School District GO	5.000%	9/1/38	1,250	1,533
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40	3,510	4,004
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	7,885	9,575
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/47	25,035	30,176
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/49	10,000	12,492
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52	2,500	2,998
Philadelphia PA Water & Wastewater Revenue	5.250%	10/1/52	7,000	8,518
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54	8,000	9,952
Pittsburgh PA GO	5.000%	9/1/25	500	606
Pittsburgh PA GO	5.000%	9/1/27	635	807
Pittsburgh PA GO	5.000%	9/1/28	590	745
Pittsburgh PA GO	4.000%	9/1/32	500	578
Pittsburgh PA GO	4.000%	9/1/33	500	576
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	8,125	9,265
Quakertown PA General Authority Health
Facilities Revenue (LifeQuest Obligated
Group)	3.125%	7/1/21	8,365	8,365
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33 (15)	10,000	10,464
Susquehanna PA Area Regional Airport
Authority System Revenue	5.000%	1/1/35	1,000	1,181
Susquehanna PA Area Regional Airport
Authority System Revenue	5.000%	1/1/38	1,500	1,756
Washington County PA Redevelopment
Authority Tax Allocation Revenue	4.000%	7/1/23	905	924
4 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	35,000	38,261
				1,132,333
Puerto Rico (1.0%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/24	5,380	5,777
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/33	55	59
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	95	102
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	4,185	4,483
Puerto Rico Electric Power Authority Power
Revenue	0.000%	7/1/23	3,735	2,993
Puerto Rico Electric Power Authority Power
Revenue	0.000%	7/1/25	4,000	3,215
Puerto Rico Electric Power Authority Power
Revenue	0.000%	7/1/28	3,000	2,411
Puerto Rico Electric Power Authority Power
Revenue	0.000%	7/1/29	4,900	3,926
Puerto Rico Electric Power Authority Power
Revenue	0.000%	7/1/32	3,230	2,588
Puerto Rico Electric Power Authority Power
Revenue	0.000%	7/1/40	7,995	6,426
Puerto Rico Electric Power Authority Revenue	0.000%	7/1/26	2,500	2,009
Puerto Rico Electric Power Authority Revenue	0.000%	7/1/28	1,000	801
Puerto Rico Highway & Transportation Authority
Transportation Revenue	5.250%	7/1/41 (12)	5,000	5,747

Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	8,377	7,610
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	8,461	7,121
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	29,658	23,529
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	528	363
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	59,313	64,395
Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	196	216
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/46	5,023	1,468
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/51	4,092	865
Puerto Rico Sales Tax Financing Corp. Revenue	4.750%	7/1/53	1,436	1,589
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58	20,903	23,503
				171,196
Rhode Island (0.5%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,165
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/42	2,000	2,410
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/47	8,350	9,995
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	3,062
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	6,295
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,552
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,130
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,409
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,519
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,488
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,000	1,138
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,685	1,917
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,000	1,135
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,590	1,805
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,250	1,414

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,270	1,437
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	4,500	5,215
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/36	8,500	9,752
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,882
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/22	875	965
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/23	750	852
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/24	1,350	1,576
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/25	850	1,017
Rhode Island Student Loan Authority Student
Loan Revenue	3.800%	12/1/31	2,190	2,316
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,223
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,589
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	5,255	5,268
				88,526
South Carolina (1.6%)
Berkeley County SC Special Assessment
Revenue	4.375%	11/1/49	1,500	1,533
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/49	10,000	12,814
Florence SC Water & Sewer Revenue	3.000%	9/1/35	4,370	4,751
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/38	7,650	8,488
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/39	1,500	1,658
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/41	11,110	12,997
5 Patriots Energy Group Finance Authority South
Carolina Gas Supply Revenue PUT	4.000%	2/1/24	10,000	11,015
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,629
Rock Hill SC Utility System Revenue	5.000%	1/1/32	640	821
Rock Hill SC Utility System Revenue	5.000%	1/1/33	1,020	1,305
Rock Hill SC Utility System Revenue	5.000%	1/1/35	1,120	1,426
Rock Hill SC Utility System Revenue	4.000%	1/1/36	1,500	1,739
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/25	2,180	2,591
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	7,500	8,727
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48	4,880	5,374

South Carolina Jobs Economic Development
Authority Revenue (Care Alliance Health
Services)	5.250%	8/15/46	15,000	17,334
South Carolina Jobs Economic Development
Authority Revenue (Woodlands at Furman
Project)	5.000%	11/15/42	585	657
South Carolina Jobs Economic Development
Authority Revenue (Woodlands at Furman
Project)	5.000%	11/15/54	1,000	1,105
South Carolina Ports Authority Revenue	5.250%	7/1/25 (Prere.)	1,765	2,151
South Carolina Ports Authority Revenue	5.250%	7/1/25 (Prere.)	8,480	10,333
South Carolina Ports Authority Revenue	5.000%	7/1/27	4,000	4,986
South Carolina Ports Authority Revenue	5.000%	7/1/28	2,000	2,537
South Carolina Ports Authority Revenue	5.000%	7/1/29	2,040	2,572
South Carolina Ports Authority Revenue	5.000%	7/1/30	2,000	2,507
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	5,000	5,879
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	3,755	4,010
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	1,110	1,339
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	2,285	2,648
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	1,150	1,348
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	3,790	4,561
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	2,150	2,620
South Carolina Public Service Authority
Revenue	5.500%	12/1/33	1,305	1,494
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	9,147
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	990	1,180
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	5,030	6,055
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	11,100	11,809
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	3,685	4,372
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	5,705	6,381
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	410	459
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	11,125	13,171
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	50	57
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,720
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	8,650	9,258
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	540	604
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	9,265	10,507

South Carolina Public Service Authority
Revenue	5.000%	12/1/48	875	971
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	4,605	5,152
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	10,550	12,025
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	2,600	2,956
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	5,195	6,040
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	9,600	11,199
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	6/1/22 (Prere.)	1,210	1,323
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/30	1,290	1,394
Spartanburg SC Regional Health Services
District Revenue	5.000%	4/15/32	3,680	3,955
				277,684
South Dakota (0.2%)
Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,279
South Dakota Building Authority Revenue	5.000%	6/1/23 (Prere.)	4,000	4,536
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/40	10,000	12,028
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,860
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,647
				41,350
Tennessee (1.3%)
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	3,400	3,620
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	1,750	1,834
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,198
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/23 (Prere.)	6,500	7,292
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/31	2,000	2,529
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/33	1,385	1,739
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	4.000%	8/1/36	1,000	1,145
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	4.000%	8/1/37	1,700	1,938
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/49	12,385	15,050

Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,505
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/44	10,280	11,429
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(East Tennessee Children's Hospital)	4.000%	11/15/48	5,000	5,580
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,000	2,354
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/34	450	547
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/39	900	1,078
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/48	1,800	2,120
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/40	4,000	4,743
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	5,000	5,846
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	2.850%	8/2/21	3,000	3,069
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/29	4,000	5,179
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/30	3,500	4,599
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/44	5,000	6,285
Metropolitan Nashville TN Airport Authority
Revenue	4.000%	7/1/54	5,250	5,989
Metropolitan Nashville TN Airport Authority
Revenue	4.000%	7/1/54	5,000	5,655
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	25,000	29,069
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,350	2,502
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,085
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	6,918
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,423
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	1,891
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,875	6,684

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,420
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,304
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	19,756
5 Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	17,000	19,257
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	355	368
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	1,440	1,512
				215,512
Texas (6.4%)
Abilene TX Independent School District GO	4.000%	2/15/30	2,000	2,374
Abilene TX Independent School District GO	4.000%	2/15/31	1,840	2,173
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	1,200	1,441
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	600	705
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	1,175	1,400
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	500	585
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	1,025	1,219
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	500	583
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/31	1,200	1,423
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/32	850	988
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/34	500	578
Austin TX Airport System Revenue	5.000%	11/15/25	1,000	1,210
Austin TX Airport System Revenue	5.000%	11/15/26	1,200	1,485
Austin TX Airport System Revenue	5.000%	11/15/27	1,750	2,207
Austin TX Airport System Revenue	5.000%	11/15/28	2,255	2,896
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,259
Austin TX Airport System Revenue	5.000%	11/15/31	1,000	1,287
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,399
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,514
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,693
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,753
Austin TX Airport System Revenue	5.000%	11/15/41	4,000	4,761
Austin TX Airport System Revenue	5.000%	11/15/46	5,015	5,924
Brazoria County TX Industrial Development
Corp. Solid Waste Disposal Facilities
Revenue (Gladieux Metals Recycling LLC
Project)	7.000%	3/1/39	1,500	1,666
Brazoria County TX Industrial Development
Corp. Solid Waste Disposal Facilities
Revenue (Gladieux Metals Recycling LLC
Project)	9.000%	3/1/39	1,200	1,456
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,956
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,500	1,572

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	3,160
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	2,233
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,252
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,300	1,545
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,350	1,602
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,650	1,957
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	1,375	1,627
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/41	6,000	6,577
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	750	818
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	1,000	1,156
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	7,000	8,158
Clifton TX Higher Education Finance Corp.
Revenue (International Leadership)	6.000%	8/15/38	6,500	7,537
Clifton TX Higher Education Finance Corp.
Revenue (International Leadership)	6.125%	8/15/48	14,000	16,143
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	7,500	9,982
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,000	9,587
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/33	5,065	5,972
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/34	5,175	6,083
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20 (Prere.)	7,085	7,290
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20 (Prere.)	7,085	7,290
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20 (Prere.)	11,000	11,317
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20 (Prere.)	3,780	3,889
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/26	2,000	2,298
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,305	22,636
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	10,621
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,940	17,992
3 El Paso TX Independent School District GO	4.000%	8/15/48	22,000	25,434
Fort Worth TX GO	4.000%	3/1/32	4,520	5,274
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	9,057
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.450% coupon rate
effective 10/1/2023	0.000%	10/1/34	19,625	21,994

Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/22 (Prere.)	8,000	8,903
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,686
Harris County TX GO	5.000%	8/15/34	1,670	2,045
Harris County TX GO	5.000%	8/15/35	5,015	6,123
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	8,500	9,060
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	573
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	572
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,256
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,780
Houston TX Airport System Revenue	5.000%	7/1/31	900	975
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,412
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	17,500	19,073
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	13,150	14,788
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,264
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,814
3 Lower Colorado River Authority Texas Revenue	5.000%	5/15/38	3,115	4,039
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,410	1,721
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	1,055	1,283
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	1,385	1,683
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/44	5,000	6,009
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	11,050
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	245	252
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/30	1,000	1,019
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,250	1,273
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/36	500	502
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/42	2,750	2,748

Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/43	2,000	2,260
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/48	3,675	4,133
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/37	5,030	5,422
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/47	4,475	4,774
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,775
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,277
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,843
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Midtown Park Inc. Obligated
Group)	5.500%	7/1/54	9,180	9,758
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/36	4,605	5,033
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	3,000	3,254
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/51	4,750	5,144
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	947
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	1,550	1,708
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	6,600	7,180
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	2,500	2,685
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	2,150	2,299
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	631
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,335

New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,139
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,122
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Children's Health System of Texas Project)	4.000%	8/15/35	3,000	3,435
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,662
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,361
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	3,873
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	16,000	14,746
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	5,860	6,739
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	990	1,132
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	7,700	8,784
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	4,150	4,708
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	7,000	7,444
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	5,000	5,395
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	20,077
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,785
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	13,954
North Texas Tollway Authority System Revenue	4.000%	1/1/34	1,000	1,175
North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,845	6,834
North Texas Tollway Authority System Revenue	4.000%	1/1/36	16,035	18,729
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	6,181
North Texas Tollway Authority System Revenue	5.000%	1/1/42	8,000	8,531
North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	42,359
Pearland TX Independent School District GO	5.250%	2/15/32	10,000	12,341
3 Port Beaumont TX Navigation District Dock &
Wharf Facilities Revenue (Jefferson Gulf
Coast Energy Project)	3.625%	1/1/35	2,720	2,794
3 Port Beaumont TX Navigation District Dock &
Wharf Facilities Revenue (Jefferson Gulf
Coast Energy Project)	4.000%	1/1/50	3,875	3,981
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/46	2,250	2,541
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,206
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,790	9,166
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,209
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	4,755	5,702

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	30,000	33,371
San Antonio TX GO	4.000%	8/1/34	4,060	4,797
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/37	6,000	6,571
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	4.500%	11/15/23	2,430	2,433
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,351
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,930
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28	2,825	28
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/43	5,925	7,210
Texas GO	5.000%	4/1/43	8,640	10,280
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	1,120	1,198
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	1,170	1,297
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/24	1,645	1,823
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	7,500	8,854
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,279
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,372
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	6,995	8,675
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	4,027
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	2,970	3,271
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	4,355	4,786
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/30	425	466
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	20,521
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	10,259
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	13,175	15,462
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	2,640	2,700
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	28,786
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/40	4,450	5,120

Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/45	5,000	5,710
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/50	6,000	6,821
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	5.000%	6/30/58	35,000	41,423
Texas Transportation Commission Revenue	0.000%	8/1/34	1,300	819
Texas Transportation Commission Revenue	0.000%	8/1/35	1,200	708
Texas Transportation Commission Revenue	0.000%	8/1/36	1,000	559
Texas Transportation Commission Revenue	5.000%	8/1/57	13,000	15,413
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	6,280	7,243
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	31,900	36,761
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	17,925	20,564
Texas Water Development Board Revenue	4.000%	10/15/33	5,085	5,957
Texas Water Development Board Revenue	4.000%	10/15/36	5,000	5,967
University of Houston Texas Revenue	5.000%	2/15/37	7,200	8,598
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/35 (15)	1,600	1,830
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/37 (15)	1,500	1,704
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	2,750	3,089
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/45 (15)	1,700	1,895
3 Ysleta TX Independent School District GO	4.000%	8/15/52	10,000	11,512
				1,099,894
Utah (0.9%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	19,150
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	6,069
Salt Lake City UT Airport Revenue	5.000%	7/1/47	45,425	53,964
Salt Lake City UT Airport Revenue	5.000%	7/1/48	8,500	10,249
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,475	4,930
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,700	4,076
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,685	5,162
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,500	3,856
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/41	16,500	19,636
Utah GO	5.000%	7/1/31	4,000	5,268
Utah GO	5.000%	7/1/32	2,600	3,412
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,805	5,260
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,452
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,143
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,561
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40 (15)	5,100	6,294
				158,482

Vermont (0.2%)
University of Vermont & State Agricultural
College GO	5.000%	10/1/35	1,350	1,888
University of Vermont & State Agricultural
College GO	5.000%	10/1/36	1,375	1,944
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	6,800	7,792
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	5,800	6,592
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/37	1,500	1,781
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/38	1,785	2,114
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/39	1,130	1,336
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	360	365
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/25	1,010	1,190
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/26	1,375	1,657
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/27	850	1,018
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/28	1,325	1,578
Vermont Student Assistance Corp. Education
Loan Revenue	4.000%	6/15/31	1,250	1,359
Vermont Student Assistance Corp. Education
Loan Revenue	4.000%	6/15/32	1,250	1,356
5 Vermont Student Assistance Corp. Education
Loan Revenue, 3M USD LIBOR + 3.000%	4.900%	12/3/35	4,247	4,381
				36,351
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/21	250	257
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,623
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	4,695	4,836
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44	5,410	5,626
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,614
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,345
				23,301
Virginia (1.8%)
Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	370	517
Chesapeake Bay Virginia Bridge & Tunnel
District Revenue	5.000%	7/1/51	13,500	15,740
1 Chesapeake VA Toll Road Revenue, 4.875%
coupon rate effective 7/15/2023	0.000%	7/15/40	7,800	8,007
Chesterfield County VA Economic Development
Authority Public Facilities Revenue	4.000%	4/1/30	1,550	1,894
Chesterfield County VA Economic Development
Authority Public Facilities Revenue	4.000%	4/1/31	2,035	2,474

Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,880
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	4.000%	5/15/48	5,000	5,608
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,641
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,300
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,328
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,144
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,760
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/48	1,435	1,563
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/51	1,690	1,838
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/31	750	804
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,556
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,949
4 Newport News VA Industrial Development
Authority Health System Revenue	5.330%	7/1/45	17,000	18,772
Norfolk VA GO	5.000%	8/1/29	4,250	5,563
Norfolk VA GO	5.000%	8/1/30	4,460	5,815
Norfolk VA Redevelopment & Housing Authority
Revenue (Fort Norfolk Retirement Community
Inc.)	5.000%	1/1/49	2,500	2,725
Norfolk VA Redevelopment & Housing Authority
Revenue (Fort Norfolk Retirement Community
Inc.)	5.250%	1/1/54	3,400	3,730
Peninsula Town Center Virginia Community
Development Authority Revenue	5.000%	9/1/45	2,300	2,583
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,964
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,144
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,523

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	2,150	2,663
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,120
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,417
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,214
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	1,755	1,893
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	8,000	8,631
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/33	11,465	13,339
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/31	6,985	9,059
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/32	7,340	9,483
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/33	7,715	9,933
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,761
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,578
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,492
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,250
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	15,978
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	1/1/44	2,000	2,122
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/49	5,000	5,303
Virginia Small Business Financing Authority
Revenue (Transform 66 P3 Project)	5.000%	12/31/56	51,075	59,134
				315,192
Washington (1.3%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,244
3 Mason County WA Public Utility District No. 3
Revenue	4.000%	12/1/36	1,175	1,388
3 Mason County WA Public Utility District No. 3
Revenue	4.000%	12/1/38	1,505	1,762
Port of Seattle WA Revenue	5.000%	4/1/26	4,165	5,069
Port of Seattle WA Revenue	5.000%	5/1/26	900	1,098
Port of Seattle WA Revenue	5.000%	4/1/27	6,835	8,504
Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,939
Port of Seattle WA Revenue	5.000%	5/1/30	9,215	11,325
Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,764

Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,872
Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,682
Port of Seattle WA Revenue	5.000%	5/1/34	2,500	3,032
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	7,047
Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,453
Port of Seattle WA Revenue	5.000%	5/1/35	10,000	12,101
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,681
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,585
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	11,087
Snohomish County WA School District No. 4
(Lake Stevens) GO	4.000%	12/1/29	1,785	2,070
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,058
Washington GO	5.000%	2/1/39	19,435	22,760
3 Washington GO	5.000%	6/1/40	4,000	4,920
3 Washington GO	5.000%	6/1/41	4,000	4,907
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	5,114
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	5,510	6,257
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,242
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	5,209
Washington Higher Education Facilities
Authority Revenue (Whitworth University
Project)	5.000%	10/1/40	4,040	4,676
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	905
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	2,198
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	2,193
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/36	2,125	2,390
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/46	4,500	4,999
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/51	7,300	8,091
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/55	1,000	1,101
Washington Housing Finance Commission
Revenue (Rockwood Retirement Communities
Project)	5.000%	1/1/55	9,020	9,648

Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,116
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,202
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,189
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,687
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	6,216
				222,781
West Virginia (0.4%)
Harrison County WV County Commission
Revenue (Monongahela Power Company)
PUT	3.000%	10/15/21	10,000	10,258
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,590
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	4.125%	1/1/47	4,980	5,416
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,130	5,715
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,578
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/51	7,500	8,212
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/52	7,500	8,884
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,458
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,263
West Virginia Hospital Finance Authority
Hospital Revenue (West Virginia University
Health System Obligated Group)	5.000%	6/1/47	6,985	8,238
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/39	1,135	1,422
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/43	5,250	6,506
West Virginia State School Building Authority
Lottery Revenue	3.000%	7/1/33	1,540	1,643
				69,183
Wisconsin (2.1%)
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/31	4,480	5,203
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/32	4,880	5,645
Monona Grove WI School District Building &
Improvement GO	3.000%	5/1/33 (4)	4,075	4,385

Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,182
Public Finance Authority Wisconsin Retirement
Community Revenue (Evergreens Obligated
Group)	5.000%	11/15/44	1,750	2,024
Public Finance Authority Wisconsin Retirement
Community Revenue (Evergreens Obligated
Group)	5.000%	11/15/49	1,400	1,614
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20 (Prere.)	5,675	5,780
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20 (Prere.)	10,810	10,911
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	4.000%	12/1/44	1,900	2,147
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	4.000%	12/1/49	3,100	3,471
Wisconsin Health & Educational Facilities
Authority Revenue (Benevolent Corp. Cedar
Community)	5.000%	6/1/37	1,110	1,209
Wisconsin Health & Educational Facilities
Authority Revenue (Benevolent Corp. Cedar
Community)	5.000%	6/1/41	955	1,036
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,000	5,007
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/36	4,715	5,301
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/37	5,905	6,614
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,149
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	24,112
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,057
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	20,000	22,444
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.250%	8/1/48	10,000	10,925
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/39	1,950	2,168
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/46	2,000	2,203
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/54	3,500	3,838
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,770
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,573

Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/49	15,000	16,771
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	4,500	4,652
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	5,815	6,072
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,049
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,327
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,278
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,796
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	15,803
Wisconsin Public Finance Authority Education
Revenue (Corvian Community School Inc.)	5.000%	6/15/37	1,130	1,188
Wisconsin Public Finance Authority Education
Revenue (Corvian Community School Inc.)	5.125%	6/15/47	2,130	2,231
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	4.000%	6/15/29	650	694
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	5.000%	6/15/39	820	889
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	5.000%	6/15/49	1,040	1,117
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	5.000%	6/15/54	1,365	1,458
Wisconsin Public Finance Authority Education
Revenue (Wilson Preparatory Academy)	5.000%	6/15/39	500	530
Wisconsin Public Finance Authority Education
Revenue (Wilson Preparatory Academy)	5.000%	6/15/49	1,100	1,159
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	11,066
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	7,343
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/43	3,100	3,646
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/48	3,225	3,772
Wisconsin Public Finance Authority Higher
Educational Facilities Revenue (Gannon
University Project)	5.000%	5/1/42	1,100	1,252
Wisconsin Public Finance Authority Higher
Educational Facilities Revenue (Gannon
University Project)	5.000%	5/1/47	1,100	1,246
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,504
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,527

Wisconsin Public Finance Authority Hospital
Revenue (WakeMed Hospital)	5.000%	10/1/44	12,500	15,265
Wisconsin Public Finance Authority Retirement
Facilities First Mortgage Revenue
(Whitestone)	5.000%	3/1/37	625	703
Wisconsin Public Finance Authority Retirement
Facilities First Mortgage Revenue
(Whitestone)	5.000%	3/1/52	1,800	1,983
Wisconsin Public Finance Authority Retirement
Facilities Revenue (Penick Village Obligated
Group)	5.000%	9/1/39	770	849
Wisconsin Public Finance Authority Retirement
Facilities Revenue (Penick Village Obligated
Group)	5.000%	9/1/49	1,455	1,593
Wisconsin Public Finance Authority Retirement
Facilities Revenue (Penick Village Obligated
Group)	5.000%	9/1/54	1,365	1,485
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	6.250%	8/1/27	10,000	11,563
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22	1,425	1,498
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23	1,000	1,071
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36	1,500	1,630
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48	5,000	5,395
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,372
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/37	1,000	1,132
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/42	1,230	1,381
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/47	1,225	1,369
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/52	2,300	2,565
Wisconsin Public Finance Authority Special
Facility Revenue (Million Air Two LLC
Obligation Group)	7.125%	6/1/41	28,700	32,410
Wisconsin Public Finance Authority Student
Housing Revenue (Beyond Boone LLC -
Appalachian State University Project)	5.000%	7/1/54 (4)	1,700	2,005
Wisconsin Public Finance Authority Student
Housing Revenue (Beyond Boone LLC -
Appalachian State University Project)	5.000%	7/1/58 (4)	2,000	2,304
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,598
				369,309
Total Tax-Exempt Municipal Bonds (Cost $15,317,657)				16,519,889

		Shares
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
8 Vanguard Municipal Cash Management Fund
(Cost $772,870)	0.936%	7,727,999	772,954

Total Investments (100.3%) (Cost $16,090,527)			17,292,843
Other Assets and Liabilities—Net (0.3%)			(59,969)
Net Assets (100%)			17,232,874

1 Step bond.
2 Securities with a value of $2,374,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2020.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $204,710,000, representing 1.2% of net assets.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Non-income-producing security—security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

High-Yield Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2020	36	6,973	112

Short Futures Contracts
2-Year U.S. Treasury Note	March 2020	(3,267)	(706,846)	(2,414)
				(2,302)

High-Yield Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,519,889	—
Temporary Cash Investments	772,954	—	—
Futures Contracts—Assets[1]	17	—	—
Futures Contracts—Liabilities[1]	(766)	—	—
Total	772,205	16,519,889	—
1 Represents variation margin on the last day of the reporting period.

High-Yield Tax-Exempt Fund